                                                '33 ACT       FILE NO.  33-47984
                                                '40 ACT        FILE NO. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.             [ ]

                       POST-EFFECTIVE AMENDMENT NO. 12           [X]

                                     AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              AMENDMENT NO. 93                   [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      SECURITY FIRST LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100

                               RICHARD C. PEARSON
                          PRESIDENT AND GENERAL COUNSEL
                      SECURITY FIRST LIFE INSURANCE COMPANY
           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

[X] ON MAY 1, 1998 PURSUANT TO PARAGRAPH (b) OF RULE 485

[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485

[ ] ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24F-2 NOTICE WAS FILED ON FEBRUARY 26, 1998.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS

Item Number in Form N-4                      Caption in Prospectus
-----------------------                      ---------------------
1.      Cover Page                           Cover Page

2.      Definitions                          Glossary

3.      Synopsis of Highlights               Summary of the Contract

4.      Condensed Financial Information      Condensed Financial Information;
                                             Financial Information

5.      General Description of Registrant    Description of Security First Life
        Depositor, and Portfolio Companies   Insurance Company, The Separate Account
                                             and The Funds; Voting Rights; Servicing
                                             Agent

6.      Deductions and Expenses              Contract Charges

7.      General Description of Variable      Description of the Contracts;
        Annuity Contract                     Accumulation Period; Annuity Benefits

8.      Annuity Period                       Annuity Benefits

9.      Death Benefit                        Death Benefits

10.     Purchases and Contract Value         Description of the Contracts;
                                             Accumulation Period; Principal
                                             Underwriter

11.     Redemptions                          Accumulation Period

12.     Taxes                                Federal Income Tax Status

13.     Legal Proceedings                    Legal Proceedings

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

14.     Table of Contents of the Statement   Table of Contents of the Statement of
        of Additional Information            Additional Information

15.     Cover Page                           Cover Page

16.     Table of Contents                    Table of Contents

17.     General Information and History      The Insurance Company; The Separate
                                             Account; The Trust and the Funds

18.     Services                             Servicing Agent; Safekeeping of
                                             Securities; Independent Auditors

19.     Purchase of Securities Being         Purchase of Securities Being Offered
        Offered

20.     Underwriters                         Distribution of the Contracts

21.     Calculation of Performance Data      Calculation of Performance Data

22.     Annuity Payments                     Annuity Payments

23.     Financial Statements                 Financial Statements



                                     Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                             GROUP FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                     Security First Life Insurance Company
                          11365 West Olympic Boulevard
                         Los Angeles, California 90064
--------------------------------------------------------------------------------

The group flexible payment variable annuity contracts (the "Contracts") described in this Prospectus are issued by Security First Life Insurance Company ("Security First Life"). The Contracts are designed to provide variable annuity benefits to eligible employees under employer deferred compensation plans which qualify under the provisions of Section 457 of the Internal Revenue Code of 1986 (the "Code").

On behalf of the Participants, the Owner of the Contract may allocate premiums and cash value to one or more subaccounts of the variable account. The assets of these sub-accounts will be used to purchase, at net asset value, shares of the Money Market Portfolio and the Growth Portfolio of the Variable Insurance Products Fund, the Asset Manager Portfolio and Index 500 Portfolio and the Contrafund Portfolio of the Variable Insurance Products Fund II, the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust, the T. Rowe Price Growth Stock Fund, and the T. Rowe Price International Stock Fund, the Neuberger & Berman Genesis Trust, the Neuberger & Berman Partners Trust and the Worldwide Growth Portfolio of the Janus Aspen Series (herein referred to as the "Funds"). The prospectuses for the Funds describe the investment objective of each Fund.


This Prospectus sets forth information a prospective investor should know before investing. Additional information about the Contracts has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information, dated May 1, 1998, which information is incorporated herein by reference and is available without charge upon written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning: 1(310)312-6100 (in California) or 1(800)992-9785 (outside California).


The table of contents of the Statement of Additional Information appears on page 20 of the Prospectus.
--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF SHARES OF ANY UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED AND IN NO EVENT WILL DESIGNATION OF AN UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED BE PERMITTED. PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


Prospectus dated May 1, 1998                                    SF 236 FL (5/98)

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Glossary....................................................    3
Summary of the Contracts....................................    4
Fee Tables..................................................    6
Condensed Financial Information.............................    9
Financial Information.......................................   10
Description of Security First Life Insurance Company,
    The Separate Account and The Funds......................   10
    The Insurance Company...................................   10
    The Separate Account....................................   10
    The Funds...............................................   11
Principal Underwriter.......................................   12
Servicing Agent.............................................   12
Custody of Securities.......................................   12
Contract Charges............................................   13
    Premium Taxes...........................................   13
    Surrender Charges.......................................   13
    Table of Surrender Charges..............................   13
    Mortality and Expense Risk Charges......................   14
    Administration Fees.....................................   14
    Free Look Period........................................   14
Description of the Contract.................................   14
    General.................................................   14
    Purchase Payments.......................................   14
    Transfers...............................................   14
    Transfers to Another Contract...........................   15
    Modification of the Contract............................   15
    Assignments.............................................   15
Accumulation Period.........................................   15
    Crediting Accumulation Units............................   15
    Valuation of Accumulation Units.........................   15
    Net Investment Factor...................................   15
    Surrenders..............................................   15
    Systematic Withdrawal Option............................   16
    Statement of Account....................................   16
Annuity Benefits............................................   16
    Annuity Payments........................................   16
    Level Payments Varying Annually.........................   16
    Assumed Investment Return...............................   17
    Election of Annuity Date and Form of Annuity............   17
    Frequency of Payment....................................   18
    Annuity Unit Values.....................................   18
Death Benefits..............................................   18
    Death Benefit Before the Annuity Date...................   18
    Death Benefit After the Annuity Date....................   19
Federal Income Tax Status...................................   19
    Withholding.............................................   20
Voting Rights...............................................   20
Legal Proceedings...........................................   20
Additional Information......................................   20
Table of Contents of Statement of Additional Information....   21


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful therein.

                                    GLOSSARY

As used in this Prospectus, these terms have the following meanings:

ACCUMULATION UNIT -- A measuring unit used to determine the value of a Participant's interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The individual on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of periodic payments made to an Annuitant for a defined period of time.

ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to receive a death benefit on the death of the Participant.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE -- The form given to Participants describing their rights under a Contract. No Certificates are issued to Participants under deferred compensation plans.

CERTIFICATE DATE -- The date a Participant's Certificate is issued or the date when a Participant's Account is established where no Certificate is issued.

CERTIFICATE YEAR -- A 12-month period beginning on the Certificate Date and on each anniversary of this date.

CONTRACT -- The agreement between Security First Life and the Owner covering the rights of the whole group.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. Such payments are not based upon the investment experience of the Separate Account.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act"), which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The first day of the month coincident with or immediately preceding the date on which a distribution must commence under the terms of the Plan to which the Contract is issued, but in no event later than the month in which the participant attains age 85.

OWNER -- The person who has title to the Contract.

PARTICIPANT -- The individual for whom Purchase Payments are made under a Contract.

PARTICIPANT'S ACCOUNT -- The sum of the values of all Accumulation Units credited for a Participant under a Contract.

PLAN -- The deferred compensation plan with respect to which the Contract is issued.

PURCHASE PAYMENT -- An amount paid to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account, entitled "Security First Life Separate Account A", which has been established by Security First Life pursuant to Delaware law to receive and invest amounts allocated to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- A division of the Separate Account the assets of which consist of shares of a Fund.

SURRENDER CHARGE -- A percentage charge which may be deducted upon full or partial surrender.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date each week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments which will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS

THE CONTRACT

    The Contract is to be issued to employers to fund in whole or in part deferred compensation plans which qualify under Section 457 of the Code.

PURCHASE PAYMENTS

    Purchase Payments under the Contracts will be allocated to the Separate Account. The minimum Purchase Payment is $20, with an annual minimum of $240. There is no sales charge; however, certain charges and deductions will be applied to the Participant's Account. (See "Contract Charges," page 12.) Subject to certain limitations as to time and amount, assets allocated to a Series may be transferred to one or more of the other Series, either prior to starting an Annuity or after Variable Annuity payments have begun. The minimum transfer is the lesser of $500 or the balance of the Participant's Account in the Series (See "Transfers," page 14.)

SEPARATE ACCOUNT


    Purchase Payments made with respect to a Participant will be allocated to the Separate Account and invested at net asset value in Accumulation Units of one or more of nine Series, each of which consists of the shares of a different Fund, in accordance with the latest recorded written directions of the Owner with respect to the Participant. The Funds consist of the Money Market Portfolio and the Growth Portfolio of the Variable Insurance Products Fund, the Asset Manager Portfolio, Index 500 Portfolio, and Contrafund Portfolio of the Variable Insurance Products Fund II, the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust and T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price International Stock Fund, Inc., the Neuberger & Berman Genesis Trust, the Neuberger & Berman Partners Trust and the Worldwide Growth Portfolio of the Janus Aspen Series. The investment adviser of the Variable Insurance Products Fund and the Variable Insurance Products Fund II is Fidelity Management & Research Company ("FMR"). T. Rowe Price Associates, Inc. "Price Associates" is the investment adviser to T. Rowe Price Growth Stock Fund, Inc. Rowe
Price - Fleming International is the investment adviser to T. Rowe Price International Stock Fund. Security First Investment Management Corporation ("Security Management") is the investment adviser and manager of each of the series of the Security First Trust, and Price Associates is subadviser to Security First Investment Management Corporation to the T. Rowe Price Growth and Income Series and Neuberger & Berman, LLC., is the subadviser to the Bond Series. Neuberger & Berman Management Incorporated and Neuberger & Berman LLC, as subadviser (collectively "Neuberger & Berman"), is the investment adviser to the respective portfolios in which the Neuberger & Berman Genesis Trust and the Neuberger & Berman Partners Trust invest. Janus Capital Corporation ("Janus Capital") is the investment adviser to the Worldwide Growth Portfolio of the Janus Aspen Series. (See "The Separate Account," page 10 and "The Funds," page 11.)


CHARGES AND DEDUCTIONS

    Deductions will be made for mortality and expense risks at the rate of .002438% on a daily basis (.89% annually). (See "Mortality and Expense Risk
Charges," page 13.)

    A surrender charge (contingent deferred sales charge) may be deducted in the event a Participant requests and the Contract Owner approves a full or partial surrender. The surrender charge equals 7% of the amount surrendered if the surrender occurs within the first Certificate Year; 6% in the second Certificate Year, 5% in the third Certificate Year, 4% in the fourth Certificate Year and 3% in the fifth Certificate Year. Thereafter, no surrender charge will be deducted. In addition, no surrender charge will be imposed in the event of a surrender as a result of death, disability, retirement or hardship under the terms of the Plan. Surrender charges will never exceed 9% of the total Purchase Payments. No surrender charge will be deducted from any amount transferred to another group annuity contract issued by Security First Life to the Plan to which the Contract is issued. (See "Surrender Charges," page 13.)

    An administration fee may be deducted in an amount not to exceed $12.00 per year.

    Premium taxes payable to any state or other governmental agency with respect to the Participant's Account may be deducted on or after the date they were incurred. Premium taxes currently range from 0% to 2.35% (3.50% in Nevada). Until further notice, Security First Life will deduct premium taxes upon annuitization. (See "Premium Taxes," page 13.)

FREE LOOK PERIOD

    At any time within twenty days (or such longer period as required by state law) after the receipt of the Contract it may be returned for cancellation and a full refund of all Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value. (See "Free Look Period," page
14).

ANNUITY PAYMENTS

    Annuity payments will start on the Annuity Date. The Participant selects the Annuity Date, an Annuity payment option, and an Assumed Investment Return. Any of these selections may be changed prior to the Annuity Date, provided that Annuity payments must commence no later than the Normal Annuity Date. Annuity payments will vary annually based on a comparison of the Assumed Investment Return with the investment experience of the Series in which the Participant's Account is invested. (See "Annuity Payments," page 16.) If Annuity payments from any one Series would be less than $50, Security First Life reserves the right to change the frequency of payments to such intervals as will result in payments of at least $50 from each Series. (See "Frequency of Payment," page 18.)

SURRENDERS

    Subject to restriction imposed by the Plan, all or part of the Participant's Account may be surrendered prior to the Annuity Date. However, no partial surrender is permitted if it would reduce a Participant's Account interest in any Series to less than $500, unless the entire amount allocated to that Series is being surrendered. A surrender charge may be assessed. (See "Surrender Charges," page 13.) In addition, amounts surrendered, less any basis, will be taxed as ordinary income and may be subject to a penalty tax under the Code. Certain restrictions are applicable to withdrawals from Contracts funding retirement plans qualified for special tax treatment under the Code. (See "Federal Income Tax Status," page 19.)

DEATH BENEFIT

    Unless otherwise restricted by the Plan, in the event of the Participant's death prior to the Annuity Date, the Beneficiary may elect either to receive death benefits in a lump sum or to apply the Participant's Account, less premium tax (if any), under any of the available optional Annuity forms contained in the Contract. (See "Death Benefits," page 18.)

                                   FEE TABLES

                        PARTICIPANT TRANSACTION EXPENSES

            Deferred Sales Load                              Percentage
            -------------------                              ----------
(a) Contingent Deferred Sales Charge (as a          7% before First Anniversary
    percentage of amount surrendered)               6% before Second Anniversary
                                                    5% before Third Anniversary
                                                    4% before Fourth Anniversary
                                                    3% before Fifth Anniversary
                                                    0% thereafter
(b) Administration Fees                             $12.00 per year

                           SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE.
                   DEDUCTED DAILY FROM THE SEPARATE ACCOUNT.)

Mortality and Expense Risk Fees                                   .89% per annum

Total Separate Account Annual Expenses                            .89% per annum

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                           (NET OF REIMBURSEMENTS)(2)

                                                                                                       T. Rowe
                                                                                                        Price
                                  Money                   Asset                                        Growth &   Growth
                                 Market      Growth      Manager    Index 500    Contrafund    Bond     Income    Stock
                                Portfolio   Portfolio   Portfolio   Portfolio*   Portfolio    Series    Series     Fund
                                ---------   ---------   ---------   ----------   ----------   ------   --------   ------
(a) Management Fee
   (% of average net
assets).......................    0.21%       0.60%        0.55%       0.24%        0.60%      0.50%     0.50%     0.57%
(b) Other Expenses
   (% of average net
assets).......................    0.10%       0.09%        0.10%       0.04%         .11%      0.25%     0.07%     0.18%
(c) Total Annual Expenses
   of Underlying Funds........    0.31%       0.69%        0.65%       0.28%         .71%      0.75%     0.57%     0.75%


                                International                         Worldwide
                                    Stock       Genesis   Partners     Growth
                                    Fund         Trust     Trust     Portfolio**
                                -------------   -------   --------   -----------
(a) Management Fee
   (% of average net
assets).......................      0.37%        1.17%      0.82%       0.66%
(b) Other Expenses
   (% of average net
assets).......................      0.26%        0.19%      0.09%       0.08%
(c) Total Annual Expenses
   of Underlying Funds........      0.85%        1.26%(1)   0.91%(1)    0.74%


--------------------------------------------------------------------------------

* Effective August 27, 1992 (commencement of operations) the Portfolio's investment adviser voluntarily agreed to limit expenses to .28% of average net assets.

** Management fees for Growth, Aggressive Growth, Capital Appreciation,
   International Growth, Worldwide Growth, Balance and Equity Income Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fee for each of these Portfolios reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio other than the Flexible Income Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth, Balance and Equity Income Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers of reductions, the Management Fee, Other Expenses and Total Operating Expenses for the shares would have been 0.74%, 0.04%, and 0.78% for Growth Portfolio; 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 1.14%, 1.05%, and 2.19% for Capital Appreciation Portfolio; 0.79%, 0.29% and 1.08% for International Growth Portfolio; 0.729%, 0.09% and 0.81% for Worldwide Growth Portfolio; 0.77%, 0.06% and 0.83% for Balance Portfolio; 0.76%, 4.99%, and 5.75% for
   Equity Income Portfolio; 0.75%, 2.52% and 3.27% for High-Yield Portfolio; and 0.25%, 0.30% and 0.55% for Money Market Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(1) Combined management, administration and other expenses as reported by the Trusts.

EXAMPLES


  SEPARATE                           CONDITIONS                                         TIME PERIODS
   ACCOUNT      A PARTICIPANT WOULD PAY THE FOLLOWING EXPENSES ON A         -------------------------------------
   SERIES      $1,000 INVESTMENT ASSUMING 5% ANNUAL RETURN ON ASSETS:       1 YEAR   3 YEARS   5 YEARS   10 YEARS
  --------     ------------------------------------------------------       ------   -------   -------   --------
Money          (a)   upon surrender at the end of the stated time      (a)   $78      $ 88      $ 99       $145
Market               period
Portfolio
               (b)   if the Certificate WAS NOT surrendered            (b)    12        38        66        145
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------
Growth         Same                                                    (a)    81       100       118        188
Portfolio
                                                                       (b)    16        50        86        188
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------
Asset          Same                                                    (a)    81        98       116        183
Manager
Portfolio
                                                                       (b)    16        49        84        183
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------
Index 500      Same                                                    (a)    77        88        97        142
Portfolio
                                                                       (b)    12        37        64        142
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------
Contrafund     Same                                                    (a)    81       100       119        190
Portfolio
                                                                       (b)    16        50        87        190
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------
Bond           Same                                                    (a)    82       101       121        194
Series
                                                                       (b)    17        52        89        194
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------
T. Rowe Price  Same                                                    (a)    80        96       112        175
Growth &
Income
Series
                                                                       (b)    15        46        80        175
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------
Growth         Same                                                    (a)    82       101       121        194
Stock
Fund
                                                                       (b)    17        52        89        194
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------
Prime          Same                                                    (a)    81        98       115        181
Reserve
                                                                       (b)    15        48        83        181
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------
International  Same                                                    (a)    83       104       126        205
Stock
Fund
                                                                       (b)    18        55        94        205
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------
Genesis        Same                                                    (a)    87       116       146        248
Trust
                                                                       (b)    22        67       115        248
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------
Partners       Same                                                    (a)    83       106       129        212
Trust
                                                                       (b)    18        57        97        212
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------
Worldwide      Same                                                    (a)    82       103       121        193
Growth
Portfolio
                                                                       (b)    17        51        89        193
-------------  ------------------------------------------------------  ---  ------   -------   -------   --------

                     EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the foregoing tables and examples is to assist the Participant in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page 12.

2. The investment adviser to the Index 500 Portfolio voluntarily reimbursed certain expenses of the Portfolio. If there had been no reimbursement, total expenses would have been 0.40% (see the Variable Insurance Products Fund II prospectus for more information).

3. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.50% in Nevada) may be deducted from each Purchase Payment or upon annuitization. However, Security First Life presently deducts premium tax only from amounts annuitized.

4. NEITHER THE TABLE NOR THE EXAMPLES ARE REPRESENTATIONS OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION


    The following table which sets forth condensed financial information on accumulation units respecting Contracts issued under this prospectus through the Separate Account A, is derived from the financial statements of the Separate Account which has been audited by Ernst & Young LLP, the Separate Account's independent auditors. The beginning AUV and the number of units outstanding are derived from the records of the Separate Account. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information. No units of the Series NG (Genesis Trust), Series NP (Partners Trust) and Series JW (Worldwide Growth Portfolio) were outstanding at December 31, 1997.



                                        From       Twelve      Five       Twelve      Twelve      Twelve      Twelve
                                      Inception    Months     Months      Months      Months      Months      Months
                                         to        Ended       Ended       Ended       Ended       Ended       Ended
      Separate Account Series          7/31/92    7/31/93    12/31/93    12/31/94    12/31/95    12/31/96    12/31/97
      -----------------------         ---------   -------    --------    --------    --------    --------    --------
Series B (Bond Series)
  Beg. AUV (7/1/92).................    14.55       14.91      16.20        16.48       15.77       18.25        18.60
  End. AUV..........................    14.91       16.20      16.48        15.77       18.25       18.60        20.11
  End. No. Qualified AUs............     2.79       4,302      5,563        8,014      12,416      11,642       39,681
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV (7/1/92).................    23.02       23.45      25.27        26.64       27.17       35.31        42.57
  End. AUV..........................    23.45       25.27      26.64        27.17       35.31       42.57        53.68
  End. No. Qualified AUs............    4,450      55,454     77,399      154,223     192,251     246,547      504,233
Series P (T. Rowe Price Prime Re-
  serve Fund)
  Beg. AUV (7/1/92).................    11.75       11.77      11.98        12.07       12.40       12.97        13.49
  End. AUV..........................    11.77       11.98      12.07        12.40       12.97       13.49        14.05
  End. No. Qualified AUs............      478       6,383      3,478        5,823       8,447       4,008        6,866
  Yield.............................     2.09%       1.60%      1.75%        4.50%       4.11%       4.01%        4.07%
Series T (T. Rowe Price Growth Stock
  Fund)
  Beg. AUV (7/1/92).................    18.91       19.30      20.98        23.45       23.44       30.44        36.72
  End. AUV..........................    19.30       20.98      23.45        23.44       30.44       36.72        46.06
  End. No. Qualified AUs............    3,783      43,092     57,382      134,441     177,235     236,072    1,033,735
Series I (T. Rowe Price
  International Stock Fund)
  Beg. AUV (7/24/92)................     5.00        5.09       5.73         6.85        6.74        7.45         8.57
  End. AUV..........................     5.09        5.73       6.85         6.74        7.45        8.57         8.72
  End. No. Qualified AUs............      139      55,890     95,649      330,647     461,265     642,883      865,412
Series FA (Asset Manager)
  Beg. AUV (9/15/93)................                            5.00         5.37        5.00        5.79         6.58
  End. AUV..........................                            5.37         5.00        5.79        6.58         7.87
  End. No. Qualified AUs............                          39,393      353,650     556,478     681,763      831,316
Series FG (Growth Portfolio)
  Beg. AUV (9/16/93)................                            5.00         5.14        5.10        6.84         7.77
  End. AUV..........................                            5.14         5.10        6.84        7.77         9.51
  End. No. Qualified AUs............                          31,169      182,029     480,578     735,622      903,383

                                        From       Twelve      Five       Twelve      Twelve      Twelve      Twelve
                                      Inception    Months     Months      Months      Months      Months      Months
                                         to        Ended       Ended       Ended       Ended       Ended       Ended
      Separate Account Series          7/31/92    7/31/93    12/31/93    12/31/94    12/31/95    12/31/96    12/31/97
      -----------------------         ---------   -------    --------    --------    --------    --------    --------
Series FI (Index 500)
  Beg. AUV (10/1/93)................                            5.00         5.02        5.03        6.83         8.32
  End. AUV..........................                            5.02         5.03        6.83        8.32        10.95
  End. No. Qualified AUs............                             383       11,568      65,944     189,079      430,635
----------------------------------------------------------------------------------------------------
AUV -- Accumulation Unit Value
AUs -- Accumulation Units

                             FINANCIAL INFORMATION

    Financial Statements of the Separate Account and Security First Life are contained in the Statement of Additional Information.

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
                       THE SEPARATE ACCOUNT AND THE FUNDS

THE INSURANCE COMPANY

    Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). Security First Group, Inc. ("SFG"), the parent of Security First Life, is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company. MetLife, with assets of $167 billion at June 30, 1997, is the second largest life insurance company in the United States in terms of total assets. As a mutual life insurance company, MetLife has no shareholders. Security First Life is authorized to transact the business of life insurance, including annuities. Security First Life presently is licensed to do business in 49 states and the District of Columbia.

THE SEPARATE ACCOUNT

    The Separate Account was established by Security First Life on May 29, 1980, in accordance with the provisions of the Delaware Insurance Code. It is registered with the SEC as a unit investment trust under the 1940 Act. Registration with the SEC does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or Security First Life.

    The Separate Account and each Series therein are administered and accounted for as part of the general business of Security First Life, but the income and realized capital gains or losses of each Series are credited to or charged against the assets held for that Series in accordance with the terms of the Contracts. This is done without regard to the income, realized capital gains or losses of any other Series or the experience of Security First Life in any other business it may conduct. The assets of each of these Series are not chargeable with the liabilities of any other Series, or liabilities arising out of any other business Security First Life may conduct.

    The obligations under the Contract, including the guarantee to make Annuity payments, are general corporate obligations of Security First Life, and all of Security First Life's general account assets are available to meet its expenses and obligations to make the Variable Annuity payments. However, while Security First Life is obligated to make the Variable Annuity payments under the Contract, the amount of such payments is guaranteed only to the extent of the level amount calculated as of the anniversary of the Annuity Date. (See "Level Payments Varying Annually," page 15.)

    The Separate Account is divided into a number of Series of Accumulation and Annuity Units, nine of which are offered under the Contracts. Each Series invests in the shares of one of the Funds. The Funds consist of (i) the Money Market Portfolio and Growth Portfolio of the Variable Insurance Products Fund;
(ii) the Asset Manager Portfolio Index 500 Portfolio and Contrafund Portfolio of the Variable Insurance Products Fund II; (iii) the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust; (iv) the T. Rowe Price Growth Stock Fund and T. Rowe Price International Stock Fund; (v) the Neuberger & Berman Genesis Trust and the Neuberger & Berman Partners Trust and (vi) the Worldwide Growth Portfolio of the Janus Aspen Series. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the net asset value per share next determined following receipt of the applicable payment. Any dividend or capital gain distributions received from a Fund are reinvested in Fund shares which are retained as assets of the applicable Series. Fund shares will be redeemed without fee to the Series to the extent necessary for Security First Life to make Annuity or other payments under the Contract.

    Investments in one or more of the Funds shall be determined by agreement between Security First Life and the Owner of the Contract. As a result all of the Funds described in this prospectus may not be available to Participants under a particular Contract.

    If shares of any Fund should no longer be available for investment by a Series, or, if in the judgment of Security First Life's management further investment in shares of any Fund becomes inappropriate in view of the purposes of the Contracts, Security First Life may substitute for each Fund share already purchased, and apply future Purchase Payments under the Contracts to the purchase of, shares of another Fund or other securities. No substitution of securities of any Series may take place, however, without the prior approval of the SEC.

THE FUNDS

    Each of the Funds is an open-end management investment company, or series thereof, registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Funds. There can be no assurance that the investment objectives of the Funds will be achieved.

    Variable Insurance Products Fund and Variable Insurance Products Fund II are Massachusetts business trusts. Each is divided into separate portfolios. The following portfolios from these trusts are available under the Contracts:

    Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

    Growth Portfolio seeks to achieve capital appreciation normally through the purchase of common stocks (although the portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

    Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term, fixed income instruments.

    Index 500 Portfolio seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

    Contrafund Portfolio seeks capital appreciation by investing in companies that the investment adviser believes to be undervalued due to an overly pessimistic appraisal by the public.

    FMR is the investment adviser to each of the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II.


    The Security First Trust is a Massachusetts business trust which has a number of series, two of which, the Bond Series and T Rowe Price Growth and Income Series, are available under the Contracts:



    Bond Series seeks to achieve the highest investment income over the long-term consistent with the preservation of principal through investment primarily in marketable debt instruments. Growth of principal and income will also be objectives with respect to up to 10% of the Bond Series' assets which may be invested in common and preferred stocks; and


    T. Rowe Price Growth and Income Series seeks capital growth and a reasonable level of current income. While this series will generally invest in common stocks and other equities, it may, depending on economic conditions, reduce such investments and substitute fixed income instruments.

    T. Rowe Price Growth Stock Fund. The investment objective of the T. Rowe Price Growth Stock Fund, Inc. is long-term growth of capital and increasing dividend income through investment primarily in common stocks of well-established growth companies.

    T. Rowe Price International Stock Fund. The investment objective of the T. Rowe Price International Stock Fund is total return on its assets from long-term growth of capital and income, principally through investments in common stocks of established non-U.S. companies. Investments may be made solely for capital appreciation or solely for income or any combination of both for the purpose of achieving a higher overall return.

    Neuberger & Berman Genesis Trust. The investment objective of the trust, and the portfolio in which it invests, is capital appreciation. The portfolio invests primarily in common stocks of companies with small market capitalizations ("small-cap companies"), using the value-oriented investment approach.

    Neuberger & Berman Partners Trust. The investment objective of the trust, and the portfolio in which it invests, is to seek capital growth. The portfolio invests principally in common stocks of medium and large capitalization established companies, using the value-oriented investment approach.


    Janus Aspen Series Wordwide Growth Portfolio. The investment objective of the portfolio is long term growth of capital in a manner consistent with preservation of capital. The portfolio pursues this objective primarily through investments in common stocks of foreign and domestic issuers (normally in issuers of at least five different countries, including the United States).



    The investment adviser and manager to each of the Series of the Security First Trust is Security Management, a wholly-owned subsidiary of SFG and an affiliate of Security First Life and Security First Financial, Inc., (See "Principal Underwriter," page 12.) Price Associates, is a sub-adviser to Security Management with respect to the T. Rowe Price Growth and Income Series and Neuberger & Berman LLC is subadviser to Security Management with respect to the Bond Series. Price Associates is the investment adviser to the T. Rowe Price Growth Stock Fund, Inc. Rowe Price-Fleming International, Inc. is the investment adviser to T. Rowe Price International Stock Fund. Rowe Price-Fleming International Inc., was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited. Neuberger & Berman is the investment adviser to the respective portfolios in which Neuberger & Berman Genesis Trust and Neuberger & Berman Partners Trust invest. Janus Capital Corporation is the investment adviser to the Worldwide Growth Portfolio of Janus Aspen Series.



    Funds are available solely to registered separate accounts offering variable annuity and variable life products of participating insurance companies and entities permitted under Section 817(h) of the Code (except for T. Rowe Price Growth Stock Fund, T. Rowe Price International Stock Fund, Neuberger & Berman Genesis Trust, Neuberger & Berman Partners Trust and the Worldwide Growth Portfolio of Janus Aspen Series) which are publicly offered. Although it is not anticipated that any disadvantage will result, there is a possibility that a material conflict may arise between the interest of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other companies, or some other reason. In the event of a conflict, the Separate Account will take any steps necessary to protect Owners and variable annuity payees, which may include withdrawal of amounts invested in the Fund by the Separate Account.


    The rights of Owners, Participants or Beneficiaries to instruct Security First Life on voting shares of the Funds are described under "Voting Rights," page 20.

    Detailed information about the Funds, their investment objectives, investment portfolios and charges may be found in the prospectuses of the Funds. An investor should carefully read the Funds' prospectuses before investing. Prospectuses for the underlying Funds may be obtained without charge by written request addressed to: Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009.

                             PRINCIPAL UNDERWRITER

    Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Security First Financial, Inc., is a Delaware corporation and a subsidiary of SFG.

                                SERVICING AGENT

    Security First Life receives certain administrative services such as office space, supplies, utilities, office equipment, travel expenses and periodic reports pursuant to an agreement with SFG.

                             CUSTODY OF SECURITIES

    All assets of the Separate Account are held in the custody of Security First Life. The assets of each Series will be kept physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

                                CONTRACT CHARGES

    Security First Life represents that the charges deducted under the Contract, described below, are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.

    Charges under the Contract are assessed for the following: (i) premium taxes, if any and (ii) daily deduction for the assumption of mortality and expense risks. These risk charges may not be changed under the Contract, and Security First Life may derive a profit from them.

    A Participant should note that there are deductions from and expenses paid out of the assets of the Funds that are described in prospectuses for the Funds.

PREMIUM TAXES

    Certain state and governmental entities impose a premium tax of up to 2.35% (3.50% in Nevada) of Purchase Payments or amounts applied to an Annuity option. The Contracts permit Security First Life to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. Until further notice, Security First Life will deduct any premium tax only from amounts applied to an Annuity option.

SURRENDER CHARGES

    No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed upon a partial or full surrender of the Participant's Account. The surrender charge covers expenses relating to the sale of the Contracts, including commissions paid to sales personnel and other promotional costs.

    Partial or full surrenders of a Participant's Account before the fifth anniversary of the Certificate Date will be subject to a surrender charge equal to a percentage of the amount of the surrender, based upon the number of years since the Certificate Date. Any full or partial surrender on or after the fifth anniversary of the Certificate Date will not be subject to a surrender charge, and no surrender charge will be imposed in the event of a surrender as a result of death, disability, termination of employment, retirement or hardship under the terms of the Plan.

TABLE OF SURRENDER CHARGES

    7% for amounts surrendered in first Certificate Year
    6% for amounts surrendered in second Certificate Year
    5% for amounts surrendered in third Certificate Year
    4% for amounts surrendered in fourth Certificate Year
    3% for amounts surrendered in fifth Certificate Year
    0% after the fifth Certificate Year

    In no event will surrender charges imposed exceed 9% of Purchase Payments. In addition, no surrender charge will be deducted from any amount transferred to another group annuity contract issued by Security First Life to the Owner in accordance with the terms of the Plan.

    Surrenders of a Participants account for transfer to other investment providers to the Plan will be permitted at the annuity value of the Participant's account until the sum of all Participant transfers at annuity value to such other investment providers from the Contract and any of the other group annuity contracts issued by Security First Life to the Plan exceeds in any calendar year an amount equal to 15% of the total annuity values of Participant's accounts in Security First Life's group annuity contracts issued to the Plan as of the prior December 31. Once this 15% limit has been reached, all subsequent surrenders of Participants' accounts for transfer to such other investment providers during the remainder of the calendar year will be made at the cash values of Participant's accounts.

    Unless otherwise agreed to by Security First Life and the Owner, should a Participant have an existing annuity account with Security First Life under a group annuity contract issued to the Owner in accordance with the terms of the Plan and concurrently with the issuance of the Contract, and should the certificate date under such other annuity (the "Alternate Certificate Date") precede the Certificate Date, then the Certificate Date used in the determination of surrender charges under this Contract will be the Alternate Certificate Date.

MORTALITY AND EXPENSE RISK CHARGES

    The minimum death benefit provided for by the Contract requires Security First Life to assume a mortality risk that the Participant's Account will be less than the Participant's Purchase Payments adjusted for prior surrenders and/or amounts applied to Annuity options. (See "Death Before the Annuity Date," page 18.) Further, because the Contract provides life Annuity options, Security First Life assumes a mortality risk that the death rate of Participants as a group will be lower than the death rate upon which the mortality tables specified in the Contract are based. In addition, Security First Life assumes the risk that the charges it receives under the Contracts may be insufficient to cover its actual costs. As compensation for assuming these risks, Security First Life will make a deduction of .002438% on a daily basis (.89% per year) from the value of the Separate Account assets funding the Contract.

    If Security First Life has gains from mortality and expense risk charges over its costs of assuming these risks, it may use the gains in its discretion, including reduction of expenses incurred distributing the Contracts.

ADMINISTRATION FEES

    An administration fee of not more than $12.00 per year may be deducted annually from the Participant's interest in the Separate Account at such times as are specified in the Contract. Contract administration expenses include the cost of policy issuance; salaries; rent; postage; telephone and travel expenses; legal, administrative, actuarial and accounting fees; periodic reports; office equipment; stationery; office space; and custodial expenses. These fees will not exceed the cost of providing such administration services.

FREE LOOK PERIOD

    The Contract provides for an initial "Free Look" period. The Owner has the right to return the Contract within 20 days (or such longer period as required by state law) after the Owner receives the Contract by delivering or mailing it to Security First Life at its administrative office. If the Contract is mailed, it will be deemed mailed on the date of the postmark or, if sent by certified or registered mail, the date of certification or registration. The returned Contract will be treated as if the Company never issued it, and the Company will refund the Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value.

                          DESCRIPTION OF THE CONTRACT

GENERAL

    The Contract described in this prospectus is designed to provide Variable Annuity benefits to employees to fund in whole or in part deferred compensation plans which qualify under the provisions of Section 457 of the Code.

    A group contract is issued to an employer or to a trust of a plan which will be the Owner, covering all present and future Participants. Each Participant completes an enrollment form and arranges for Purchase Payments to begin. No certificates are issued to Participants under deferred compensation plans since all ownership rights in the Contract are held by the employer or the Plan trust. The Contract may be restricted by the governing instrument of a Plan as to the exercise by the Participant of his or her rights under the Contract. Participants and Owners should refer to the Plan for information concerning these restrictions.

PURCHASE PAYMENTS

    Purchase Payments may be made at any time. The minimum Purchase Payment for each Participant is $20, and Purchase Payments must total at least $240 a year. Purchase Payments will be allocated to one or more Series of the Separate Account in accordance with the election of the Participant.

TRANSFERS

    Accumulation Units may be transferred among the Series of the Separate Account at any time. Transfer instructions may be communicated in writing or, if permitted by Security First Life, by telephone. If telephone transfers of Accumulation Units are permitted, the Participant will be required to complete an authorization in a form provided by Security First Life. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine (including requiring one or more forms of personal identification), and Security First will not be liable for following instructions it reasonably believes to be genuine.

    Accumulation Units will be transferred on the first Valuation Date after receipt of written or telephone instructions. Because Accumulation Unit values are determined at the time of the close of the New York Stock Exchange (currently 4:00 P.M. Eastern Time), transfers received after that time will be effected as of the next Valuation Date.

    Annuity Units may be transferred among the Series of the Separate Account at any time. Transfers of Annuity Units may only be elected in writing and will be effective on the first Valuation Date following receipt of the instructions.

    A minimum of $500 or the value of the Series must be transferred from one Series to one or more of the other Series.

TRANSFERS TO ANOTHER CONTRACT

    Participants may transfer all or a portion of the annuity value of the Participant's Account to another group annuity contract issued by the Company to the Owner of the group Contract with respect to the Plan. The minimum transfer is the lesser of $500 or the value of the Participant's interest in the Series from which the transfer is made.

MODIFICATION OF THE CONTRACT

    The Contract guarantees that Annuity payments involving life contingencies will be based on the minimum guaranteed Annuity purchase rates incorporated in the Contract, regardless of actual mortality experience. The Contract also includes provisions legally binding on Security First Life with respect to surrenders, death benefits and maximum charges, fees and deductions from a Participant's Account. Security First Life may only change such provisions to the extent permitted by the Contract: (i) with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of change; (ii) with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or
(iii) to the extent necessary to conform the Contract to any federal or state law, regulation or ruling.

    A Contract may also be modified by written agreement between Security First Life and the Owner.

    Inquiries about Contract provisions should be made in writing to: Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009.

ASSIGNMENTS

    The Contract permits a Participant to assign his or her rights under it. However, deferred compensation plans which conform to the requirements under
Section 457 of the Code do not permit Participants to have any direct rights in the Contract.

                              ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS

    Accumulation Units are credited to a Series upon receipt of each Purchase Payment or upon transfer. The number of Accumulation Units to be credited is determined by dividing the net amount allocated to a Series by the value of an Accumulation Unit in the Series next computed following receipt of the payment or transfer.

VALUATION OF ACCUMULATION UNITS

    The current value of Accumulation Units of a Series varies with the investment experience of the Fund in which the assets of the Series are invested. Such value is determined each business day at the close of the New York Stock Exchange (currently 4:00 P.M. Eastern Time) by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. (See "Net Investment Factor," below.) The Participant bears the investment risk that the current value of Accumulation Units invested in a Series may, at any time, be less than the amounts originally allocated to the Series.

NET INVESTMENT FACTOR

    The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk fees) in the net asset value of the Fund in which a Series is invested since the preceding Valuation Date. The net investment factor may be greater or less than or equal to one, depending upon the Fund's investment performance.

SURRENDERS

    The Owner and, to the extent permitted by the Plan, a Participant may surrender all or a portion of his or her cash value at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to a Participant including current taxation of the distribution and a penalty tax on a premature distribution. (See "Federal Income Tax Status," page 19.) A Participant should consult his or her tax adviser before requesting a surrender.

    The cash value of a Participant's interest in the Separate Account prior to the Annuity Date may be determined at any time by multiplying the number of Accumulation Units for each Series credited to the Contract by the current value of an Accumulation Unit in the Series and subtracting the surrender charges, if any. Upon receipt of a written request for a full or partial surrender, Security First Life will calculate the surrender amount using the Accumulation Unit value next computed after receipt of such request.

    A request for a partial surrender from more than one Series must specify the allocation of the partial surrender among the Series. No partial withdrawal may be made that would cause a Participant's interest in any Series to have a value after the surrender of less than $500, unless the entire amount allocated to such Series is being surrendered.

    Payment of any amount surrendered from the Series will be made within seven days of the date the written request is received by Security First Life. Surrenders may be suspended when: (i) trading on the New York Stock Exchange is restricted by the SEC or such Exchange is closed for other than weekends or holidays; (ii) the SEC has by order permitted such suspension; or (iii) an emergency as determined by the SEC exists making disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

SYSTEMATIC WITHDRAWAL OPTION

    Participants who are eligible to receive payments under the Plan may elect a systematic withdrawal option. Under this option, the Participant elects a benefit commencement date, a frequency of payment, and a payout term (the number of years over which the benefit payments are to be paid) regarding his or her entire Participant's account, (and any other annuity accounts the Participant has with the Company under the plan). The payout term must comply with Section 401(a)(9) of the Code. The initial payment amount will be determined using the most recent annuity value, the payment frequency, the payout term, and an assumed earnings rate determined by the Company. The payment amount will be recalculated periodically so that the account will be paid out over the term specified by the Participant in substantially non-increasing payments. Participants who have commenced the systematic withdrawal option may continue to transfer undistributed account values between investment options.

STATEMENT OF ACCOUNT

    Prior to the Annuity Date, each Participant will be provided with a written statement of account each calendar quarter in which a transaction occurs. In no event will a statement of account be provided less often than once annually. The statement of account will show all transactions for the period being reported. It will also show the number of Accumulation Units of each Series in the Participant's Account, the current Accumulation Unit Value for each Series, and the value of the Participant's Account as of the end of the reporting period.

    Although care is taken to ensure the accuracy of allocations and transfers to and within the Separate Account, the possibility of an error still exists. Owners are asked to review their statements and confirmations of transactions carefully and to promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in the statements will be considered final at the end of 60 days from the date of the statement.

                                ANNUITY BENEFITS

ANNUITY PAYMENTS

    Unless otherwise elected by the Participant, the Participant's interest in the Separate Account will be applied to provide a Variable Annuity. The dollar amount of the Variable Annuity payments will reflect the investment experience of the Series in which Annuity Units are held but will not be affected by adverse mortality experience which may exceed the mortality risk charge provided for under the Contract.

LEVEL PAYMENTS VARYING ANNUALLY

    Under the Contract, Variable Annuity payments are determined annually rather than monthly so that Annuity payments, uniform in amount, are made monthly during each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. Thus, amounts of the Annuity payments vary with the investment performance of the Series from year to year rather than from month to month.

    The monthly Variable Annuity payments for the first year will be determined on the last Valuation Date of the second calendar week preceding the Annuity Date by using a formula described in the Contract. On each anniversary of the Annuity Date, Security First Life will determine the amount of monthly payments for the year then beginning. This is determined by multiplying the number of Annuity Units in each Series from which payments are to be made by the Annuity Unit value of that Series for the Valuation Period in which the first payment for that year is due.

    The amount required to make the year's Variable Annuity payments is transferred to the General Account of Security First Life at the beginning of the Annuity year. Although an amount in the Separate Account is credited to an Annuitant and transferred to the General Account to make Annuity payments, it should not be inferred that the Annuitant has any property rights in this amount. The Annuitant has only a contractual right to Annuity payments from the amount credited to him or her in the Separate Account.

    The monthly Annuity payments are made from the General Account with interest credited using the Assumed Investment Return of 4.25% or the alternative Assumed Investment Return selected by Participant. Security First Life will experience profit or loss on the amounts placed in the General Account to provide level monthly payments during the year to the extent that net investment income and gains in the General Account exceed or are lower than the Assumed Investment Return.

    Because Annuity payments for the year are set at the beginning of the year, the Annuitant will not benefit from increases in Annuity Unit values during the year and likewise will not be at risk for decreases during the year. However, such increases and decreases will be reflected in the calculation of Annuity payments for the subsequent year.

ASSUMED INVESTMENT RETURN

    Variable Annuity payments will vary from payments based on the Assumed Investment Return depending on whether the investment experience of the Separate Account Series is better or worse than the Assumed Investment Return. The choice of the Assumed Investment Return affects the pattern of annuity payments. Over a period of time, if the Separate Account achieves a net investment result equal to the Assumed Investment Return applicable to a particular option, Annuity payments would be level. However, if the Separate Account achieves a net investment result greater than the Assumed Investment Return, the amount of Annuity payments would increase each year. Similarly, if the Separate Account achieves a net investment result less than the Assumed Investment Return, the amount of the Annuity payments would decrease each year.

    Although a higher initial payment would be received under a higher Assumed Investment Return, there is a point in time after which payments under a lower Assumed Investment Return would be greater, assuming payments continue through that point in time. The effect of a higher or lower Assumed Investment Return can be summarized as follows: a higher Assumed Investment Return will result in a larger initial payment but more slowly rising or more rapidly falling subsequent payments than a lower Assumed Investment Return.

    Unless otherwise elected, the Assumed Investment Return will be 4.25% per annum. To the extent permitted by state law and regulations, Security First Life will permit an election of an Assumed Investment Return of 3.50%, 5% or 6%. It should not be inferred, however, that such returns will bear any relationship to the actual net investment experience of the Series.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

    The Annuity Date and the form of Annuity payment are elected by the Participant. Unless an earlier date is elected by the Participant in accordance with the provisions of the Plan, Annuity payments must commence not later than the Normal Annuity Date. An optional Annuity Date of the first day of any month prior to the Normal Annuity Date may be elected (if consistent with the terms of the Plan), provided that the election must be made at least 31 days before the optional Annuity Date.

    The normal form of Annuity payment under the Contract is Option 2, a life Annuity with 120 monthly payments certain. Unless elected otherwise, Option 2 will be automatically applied. Changes in the form of Annuity Payment may be made at any time up to 31 days prior to the date on which Annuity payments are to begin. Options 1 through 4 may be elected as either Variable Annuities or Fixed Annuities; Option 5 may only be elected as a Fixed Annuity. The first year's Annuity payments described in Options 1 through 4 are determined on the basis of (i) the mortality table specified in the Contract, (ii) the age of the Participant, (iii) the type of Annuity payment option(s) selected, and (iv) the Assumed Investment Return selected. Fixed Annuity payments described in Option 5 are determined on the basis of (i) the number of years in the payment period and
(ii) the interest rate guaranteed with respect to the option.

    The United States Supreme Court in its decision entitled Arizona Governing Committee for Tax Deferred Annuity and Deferred Compensation Plans v. Norris determined that an employer subject to Title VII of the Civil Rights Act of 1964 may not offer to its employees the option of receiving retirement benefits calculated on the basis of sex. The Company will issue contracts which comply with the Norris decision and state law.

OPTION 1 -- LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual, ceasing with the last payment due prior to the death of an individual. This option offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or of death benefits for Beneficiaries.

OPTION 2 -- 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments not less than 120, 180 or 240 months, as elected. If at the death of the individual the specified number of payments have not been made, Annuity payments will be continued during the remainder of such period to the designated Beneficiary.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments equal to the amount applied under this option divided by the first monthly payment. Any payment made to the designated Beneficiary after death of the individual will stop when Security First Life has paid out a total number of payments equal to the minimum number of payments.

OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of two individuals and thereafter during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

OPTION 5 -- DESIGNATED PERIOD ANNUITY -- FIXED DOLLAR ONLY

    A fixed dollar Annuity payable monthly for a specified number of years from 5 to 30. The amount of each payment will be based on an interest rate determined by Security First Life, that will not be less than 3.0% per annum. Fixed Annuity payments under this option are made from the General Account and may not be commuted to a lump sum, except as provided under "Death Benefits," page 18.

FREQUENCY OF PAYMENT

    Payments under all options will be made on a monthly basis, unless quarterly, semi-annual, or annual payments are requested by the Participant in accordance with the Plan. If at any time any Variable Annuity payments under any Series or Fixed Annuity payments are or become less than $50, Security First Life shall have the right to decrease the frequency of payments to such interval as will result in a payment of at least $50 from each Series or under the Fixed Annuity.

ANNUITY UNIT VALUES

    The value of an Annuity Unit at a Valuation Date is determined by multiplying the value of the Annuity Unit at the preceding Valuation Date by an "Annuity Change Factor." The Annuity Change Factor is determined by dividing the value of the Accumulation Unit at the Valuation Date by the value of the Accumulation Unit at the preceding Valuation Date and multiplying the result by a neutralization factor.

    The neutralization factor is determined by dividing 1 by the weekly equivalent of the Assumed Investment Return previously selected by the Annuitant. For example, the neutralization factor for the Assumed Investment Return of 4.25% is 0.9991999.

    The number of Annuity Units for a Series is determined by dividing the monthly Annuity payment for the first year by that Series' Annuity Unit value on the same date as the first year's Annuity payments are calculated. The number of Annuity Units will not change unless the Participant transfers Annuity Units to or from other Series.

                                 DEATH BENEFITS

DEATH BENEFIT BEFORE THE ANNUITY DATE

    If a Participant dies before the Annuity Date, the Participant's Account will be applied in accordance with the terms set forth below unless otherwise provided in the Plan.

    1. If the Beneficiary is the Participant's spouse, the spouse will be deemed to be the Participant and may exercise all of the Participant's rights under the Contract may elect to receive Annuity Options 1, 2 or 5, but only if period chosen is less than spouse's remaining life expectancy, or to treat the Certificate as his or her own. Payments under the Annuity options must begin prior to the date on which the deceased Participant would have attained 70 1/2.

    2. If the Beneficiary is not the Participant's spouse, the Beneficiary may elect to receive a lump sum settlement or Annuity income under Annuity income Option 5. (See "Election of Annuity Date and Form of Annuity," page 17.) The lump sum settlement must be made within 5 years of the Participant's death. Annuity payments must begin within one year of the Participant's death, and the designated period selected may not exceed fifteen years after the Participant's death.

    If a Participant who has not attained age 65 dies before the Annuity Date, the amount of any lump sum settlement will be the greater of the Participant's Account or the total of the Participant's Purchase Payments reduced by any Purchase Payments previously surrendered or applied to an Annuity income option. If a Participant who has attained age 65 dies before the Annuity Date, only the normal lump sum settlement will be paid.

DEATH BENEFIT AFTER THE ANNUITY DATE

    Unless otherwise provided in the Plan, if the Annuitant under a Contract dies on or after the Annuity Date, the remaining portion of his or her interest will be distributed to the Beneficiary at least as rapidly as under the method of distribution being used at the date of Annuitant's death. If no designated Beneficiary survives the Annuitant, the present value of any remaining payments certain on the date of the death of the Annuitant, calculated on the basis of the Assumed Investment Return previously elected, may be paid in one sum to the estate of the Annuitant unless other provisions have been made and approved by Security First Life. This value is calculated as of the date of payment following receipt of due proof of death.

    Unless otherwise restricted, a Beneficiary receiving Variable payments under Option 2 or 3 after the death of an Annuitant may elect at any time to receive the present value of the remaining number of Annuity payments certain in a single payment, calculated on the basis of the Assumed Investment Return previously selected. However, such election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL INCOME TAX STATUS

    The operations of the Separate Account form part of the operation of Security First Life. Under the Code as it is now written no federal income tax will be payable by Security First Life on the investment income and capital gains of the Separate Account. Moreover, as long as the Separate Account meets the diversification requirements of Section 817(h) of the Code or the plan meets the requirements of Section 457 of the Code, no federal income tax is payable by the Participant on the investment income and capital gains in a Participant's Account until Annuity payments commence or a full or partial surrender is made. It is intended that the Separate Account will continue to meet the requirements of Section 817(h) of the Code.

    Under a Section 457 deferred compensation plan, benefits are not permitted to be made available earlier than when the employee attains age 70 1/2, separates from service or is faced with unforeseeable emergency.

    In the case of Section 457 plan, the Participant's Account must be distributed, or Annuity payments for life or a period not exceeding the life expectancy of the Participant or the Participant and a designated beneficiary must commence by April 1 of the calendar year following the calendar year in which the employee attains age of 70 1/2 or, if later, retires.

    Providing certain requirements of the Code are met, distributions, other than required distributions, from a plan may be rolled over tax-free to another plan. A participant in a Section 457 plan can transfer all or a portion of the value of his account only to another eligible Section 457 plan.

    All distributions, with the exception of a return of non-deductible employee contributions, received from a Section 457 plan are included in gross income. Under 457 plans, a distribution is includable in the year it is paid or when made available.

    Distributions under Section 457 plans must also meet the minimum incidental death benefit requirements of the Code.

                                 VOTING RIGHTS

    Unless otherwise restricted by the plan, each Participant has the right to instruct Security First Life with respect to voting the Fund shares underlying his interest in the Separate Account, at all regular and special shareholders' meetings. Security First Life will mail to each Participant, at his or her last known address, all periodic reports and proxy materials of the applicable Fund and a form with which to give voting instructions. Fund shares as to which no timely instructions are received will be voted by Security First Life in proportion to the instructions received from all the Participants giving timely instructions. Security First Life is under no duty to inquire as to the instructions received or the authority of persons to instruct the voting of the Fund shares, and unless Security First Life has actual knowledge to the contrary, the instructions given it will be valid as they affect Security First Life or the Funds. Any Fund shares owned by Security First Life will be voted by Security First Life in proportion to the instructions received from all the Participants giving timely instructions.

    Even though Annuity payments have begun, the Annuitant will continue to have any voting rights exercisable with respect to the Fund's shares. The number of votes to cast by each person having the right to vote will be determined as of a record date within 90 days prior to the meeting of the Fund, and voting instructions will be solicited by written communication at least 10 days prior to such meeting. To be entitled to vote, a Participant or Annuitant must have been such on the record date. The number of shares as to which voting instructions may be given to Security First Life is determined by dividing the value on the record date of that portion of the Participant's Account then allocated to the Series for a Fund by the net asset value of the Fund share as of the same date.

                               LEGAL PROCEEDINGS

    Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no present or pending material legal proceedings affecting the Separate Account.

                             ADDITIONAL INFORMATION


    For further information, contact Security First Life at the address and phone number on the cover of this Prospectus. A copy of the Statement of Additional Information, dated May 1, 1998, which provides more detailed information about the Contracts, may also be obtained. Set forth below is the table of contents for the Statement of Additional Information.


    A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits thereto. Reference is hereby made to such materials for further information concerning the Separate Account, Security First Life and the Contracts offered hereby. Statements contained in this Prospectus as to the contents of the Contracts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                             PAGE
                                                             ----
The Insurance Company.......................................   3
The Separate Account........................................   3
Surrender Charges...........................................   4
Net Investment Factor.......................................   4
Annuity Payments............................................   5
Additional Federal Income Tax Information...................   6
Underwriters, Distribution of the Contracts.................   7
Voting Rights...............................................   7
Safekeeping of the Securities...............................   7
Servicing Agent.............................................   7
Independent Auditors........................................   8
Legal Matters...............................................   8
State Regulation of Security First Life.....................   8
Financial Statements........................................   8

                                                       '33 Act File No. 33-47984

                                  STATEMENT OF

                             ADDITIONAL INFORMATION

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

       ------------------------------------------------------------------

                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT

       ------------------------------------------------------------------


                      SECURITY FIRST LIFE INSURANCE COMPANY

                                  MAY 1, 1998

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 1998, may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 992-9785.

SF 236FL

                                TABLE OF CONTENTS

                                                                       Page

The Insurance Company                                                  3

The Separate Account                                                   3

Surrender Charges                                                      3

Net Investment Factor                                                  4

Annuity Payments                                                       4

Additional Federal Income Tax Information                              6

Underwriters, Distribution of the Contracts                            7

Voting Rights                                                          7

Safekeeping of Securities                                              7

Servicing Agent                                                        7

Independent Auditors                                                   8

Legal Matters                                                          8

State Regulation of Security First Life                                8

Financial Statements                                                   8

THE INSURANCE COMPANY

Security First Life Insurance Company ("Security First Life") is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). The common shares of SFG are held by a subsidiary of Metropolitan Life Insurance Company, a New York mutual life insurance company.

THE SEPARATE ACCOUNT

Amounts allocated to the Separate Account are invested in the securities of twelve Funds: the Money Market Portfolio and the Growth Portfolio of the Variable Insurance Products Fund; the Asset Manager Portfolio and Index 500 Portfolio and the Contrafund Portfolio of the Variable Insurance Products Fund II; the Bond Series and the T. Rowe Price Growth and Income Series of the Security First Trust, and the T. Rowe Price Growth Stock Fund, and the T. Rowe Price International Stock Fund, the Neuberger & Berman Genesis Trust, the Neuberger & Berman Partners Trust and the Worldwide Growth Portfolio of the Janus Aspen Series. The Separate Account is divided into Series which correspond to these twelve Funds.

SURRENDER CHARGES

Subject to the Plan qualifying under Section 457 of the Internal Revenue Code with respect to which the Contract has been issued, all or a portion of the Participant's Account may be surrendered at any time prior to the Annuity Date. In the event of a partial or full surrender before the fifth anniversary of the Certificate Date, the portion of the Participant's Account surrendered will be subject to a surrender charge equal to varying percentages of the amount surrendered. Any surrender on or after the fifth anniversary of the Certificate Date will not be subject to a surrender charge. In no event will surrender charges imposed exceed 9% of the Purchase Payments received. No surrender charge will be deducted from any amount surrendered and reinvested by the Participant in another group annuity contract issued by Security First Life to the Owner of the Contract under the Plan with respect to which the Contract is issued.

Notwithstanding the above, should a Participant have an existing annuity account with Security First Life under a group annuity contract issued to the Owner in accordance with the terms of the Plan with respect to which the Contract was issued and should the date of the Participant's first Purchase Payment to this group annuity contract precede the Certificate Date, then the Certificate Date used in the determination of surrender charges under the Certificate shall be deemed to be the date of such first Purchase Payment under the prior group annuity contract.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Series and the deduction of the mortality and administrative expense risk fees) in the net asset value of each Fund in which the Series is invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of the business on such day, plus the per share amount of any distributions made by such Series on such day, by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day, and then subtracting from this result the mortality and administrative expense risk fees factor of 0.002438 for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Annuity Benefits

The Variable Annuity benefit rates used in determining Annuity Payments under the Contract are based on actuarial assumptions, reflected in tables in the Contract, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period.

Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

                 Calendar Year                      Adjusted
                   of Birth                          Age Is
                   --------                          ------

                  Before 1916                      Actual Age
                  1916 - 1935                  Actual Age Minus 1
                  1936 - 1955                  Actual Age Minus 2
                  1956 - 1975                  Actual Age Minus 3
                  1976 - 1995                  Actual Age Minus 4


Determination of Amount of Monthly Variable Annuity Payments for First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Participant's Account on the last day of the second calendar week before the Annuity Date. The Contract contains tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to Security First Life's General Account and level monthly Annuity Payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account Value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity payment for the first year is the sum of the monthly Annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity payments due. The number of Annuity Units for a Series remains fixed during the Annuity period unless Annuity Units are converted to or from another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity payments no later than 7 days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than, equal to or greater than the Assumed Investment Return.

Annuity Unit Values

The initial value of an Annuity Unit was originally set at $5 for each Series for the first Valuation Period during which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity Change Factor" for the second preceding Valuation Period. The Annuity Change Factor is an adjusted measurement of the investment performance of the Series since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Series. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity Change Factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

Security First Life is required to withhold federal income tax on any Contract distributions to Participants (such as Annuity Payments, lump sum distributions or partial surrenders). However, Participants are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at anytime, and therefore commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of the Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her Social Security number. If the payee elects not to have federal income tax withheld on an Annuity payment or a non-periodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and variable annuity contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell variable annuity contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 7.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contract will be sold in the State of Florida.

VOTING RIGHTS

Unless otherwise restricted by the Plan under which the Contract is issued, each Participant will have the right to instruct Security First Life with respect to voting the Funds' shares which are the assets underlying the Participant's interest in the Separate Account, at all regular and special shareholder meetings. An Annuitant's voting power with respect to Fund's shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

All assets of the Separate Account are held in the custody of Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An Administrative Services Agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the record keeping and administrative services for the Separate Account. Security First Life has not paid fees to SFG for these services.

INDEPENDENT AUDITORS

The consolidated financial statements of Security First Life Insurance Company at December 31, 1997, and 1996 and for each of the three years in the period ended December 31, 1997, and the financial statements of Security First Life Separate Account A at December 31, 1997 and for each of the two years in the period ended December 31, 1997 appearing in this prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on their authority of such firm as experts in accounting and auditing.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the contracts have been passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006, prior to January 31, 1998. Subsequently such matters were passed on to Sullivan & Worcester, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.

STATE REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1995. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life and subsidiaries contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Contracts and custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                         Report of Independent Auditors




Board of Directors
Security First Life Insurance Company


We have audited the accompanying consolidated balance sheets of Security First Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security First Life Insurance Company and subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                                          /s/ Ernst & Young, LLP



February 11, 1998

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS


                                                   December 31
                                              1997            1996
                                           ----------      ----------
                                                 (In thousands)
ASSETS

INVESTMENTS
   Fixed maturities                        $2,353,087      $2,251,951
   Policy and mortgage loans                   24,209          22,378
   Short-term investments                      22,385          24,607
   Other investments                            1,089           2,754
                                           ----------      ----------
                                            2,400,770       2,301,690

CASH AND CASH EQUIVALENTS                      11,044          11,472

ACCRUED INVESTMENT INCOME                      33,730          32,797

DEFERRED POLICY ACQUISITION COSTS              96,297         103,950

OTHER ASSETS
   Assets held in separate accounts         1,022,850         594,249
   Property under capital lease                 9,496          10,100
   Receivable from sale of subsidiary                          22,295
   Other                                        1,329           4,063
                                           ----------      ----------
                                            1,033,675         630,707
                                           ----------      ----------
                                           $3,575,516      $3,080,616
                                           ==========      ==========


              The accompanying notes are an integral part of these
                       consolidated financial statements.


                                                                        December 31
                                                                   1997            1996
                                                                ----------      ----------
                                                                       (In thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES
   Policyholder liabilities                                     $2,243,441      $2,222,128
   Liabilities related to separate accounts                      1,022,850         594,249
   Obligation under capital lease                                   15,443          15,720
   Notes payable to parent                                          35,000          35,000
   Federal income taxes                                             44,998          31,296
   Other                                                                60           7,687
                                                                ----------      ----------
                                                                 3,361,792       2,906,080

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
   Preferred stock, $1 par value
      Authorized, issued and outstanding -- 200,000 shares             200             200
   Common stock, $200 par value
      Authorized -- 15,000 shares
      Issued and outstanding -- 11,000 shares                        2,200           2,200
   Additional paid-in capital                                       48,147          48,147
   Net unrealized investment gains                                  34,830          16,949
   Retained earnings                                               128,347         107,040
                                                                ----------      ----------
                                                                   213,724         174,536
                                                                ----------      ----------
                                                                $3,575,516      $3,080,616
                                                                ==========      ==========


              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME


                                                                 Year Ended December 31
                                                          1997           1996           1995
                                                       ---------      ---------       ---------
                                                                      (In thousands)

REVENUES
   Net investment income                               $ 171,066      $ 164,115       $ 158,174
   Annuity product income                                 19,533         10,006          14,815
   Net realized investment gains (losses)                  2,708         (2,179)          1,347
   Gain on sale of subsidiary                                             3,879
   Other                                                     187            709             701
                                                       ---------      ---------       ---------
                              TOTAL REVENUES             193,494        176,530         175,037


BENEFITS AND EXPENSES
   Interest credited to policyholders                    112,832        106,347         103,959
   Benefits in excess of policyholder liabilities          1,953          4,960           5,738
   Amortization of deferred policy acquisition
      costs                                               20,080         13,542          15,505
   Operating expenses                                     26,434         25,721          28,201
                                                       ---------      ---------       ---------
                 TOTAL BENEFITS AND EXPENSES             161,299        150,570         153,403
                                                       ---------      ---------       ---------

            INCOME BEFORE INCOME TAX EXPENSE              32,195         25,960          21,634

Income tax expense
   Current                                                 7,580          3,596           3,044
   Deferred                                                3,308          5,885           3,105
                                                       ---------      ---------       ---------
                                                          10,888          9,481           6,149
                                                       ---------      ---------       ---------


                                  NET INCOME           $  21,307      $  16,479       $  15,485
                                                       =========      =========       =========

              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                                      Net
                                                                     Additional    Unrealized                      Total
                                        Preferred       Common         Paid-in     Investment     Retained     Stockholder's
                                          Stock          Stock         Capital   Gains (Losses)    Earnings        Equity
                                        --------       --------       --------   --------------    --------      --------
                                                                            (In thousands)
Balance at January 1, 1995              $    200       $  2,200       $ 48,147      $(21,561)      $ 75,076      $104,062


  Net income                                                                                         15,485        15,485

  Net unrealized investment gains                                                     60,533                       60,533
                                        --------       --------       --------      --------       --------      --------

Balance at December 31, 1995                 200          2,200         48,147        38,972         90,561       180,080


  Net income                                                                                         16,479        16,479

  Net unrealized investment losses                                                   (22,023)                     (22,023)
                                        --------       --------       --------      --------       --------      --------

Balance at December 31, 1996                 200          2,200         48,147        16,949        107,040       174,536


  Net income                                                                                         21,307        21,307

  Net unrealized investment gains                                                     17,881                       17,881
                                        --------       --------       --------      --------       --------      --------

Balance at December 31, 1997            $    200       $  2,200       $ 48,147      $ 34,830       $128,347      $213,724
                                        ========       ========       ========      ========       ========      ========



              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                        Year Ended December 31
                                                               1997              1996              1995
                                                           -----------       -----------       -----------
                                                                           (In thousands)
OPERATING ACTIVITIES
   Net income                                              $    21,307       $    16,479       $    15,485
   Adjustments to reconcile net income to net
     cash provided by operations:
         Net realized investment losses (gains)                 (2,708)            2,179            (1,347)
         Depreciation and amortization                             876             1,772             1,391
         Accretion of discount and amortization of
             premium on investments                                906             1,988             1,059
         Gain on sale of subsidiary                                               (3,879)
         Changes in operating assets and liabilities:
               Accrued investment income                          (933)           (2,338)           (3,441)
               Deferred policy acquisition costs               (21,891)          (24,655)          (15,676)
               Other assets                                     25,156           (19,008)            2,194
               Other liabilities                                (3,718)            9,889               673
                                                           -----------       -----------       -----------
                           NET CASH PROVIDED BY
                 (USED IN) OPERATING ACTIVITIES                 18,995           (17,573)              338

INVESTING ACTIVITIES
   Fixed maturity securities
      Purchases                                               (695,092)       (1,065,166)         (636,371)
      Sales and maturities                                     652,723           934,171           439,897
   Net sale (purchase) of other investments                      1,959              (314)              801
   Net sale (purchase) of short-term investments                 2,222           (17,583)           19,191
   Issuance of loans, net                                       (1,831)           (3,580)           (2,558)
   Purchase of equipment                                          (440)             (320)             (388)
                                                           -----------       -----------       -----------
                               NET CASH USED IN
                           INVESTING ACTIVITIES                (40,459)         (152,792)         (179,428)

FINANCING ACTIVITIES
   Receipts credited to policyholder accounts                  729,696           693,095           565,698
   Amounts returned to policyholders                          (708,383)         (518,002)         (390,760)
   Repayment of note payable                                                      (1,000)           (1,000)
   Reduction of capital lease obligation                          (277)             (246)             (217)
                                                           -----------       -----------       -----------
                              NET CASH PROVIDED
                        BY FINANCING ACTIVITIES                 21,036           173,847           173,721
                                                           -----------       -----------       -----------

                         INCREASE (DECREASE) IN
                      CASH AND CASH EQUIVALENTS                   (428)            3,482            (5,369)

Cash and cash equivalents at beginning of year                  11,472             7,990            13,359
                                                           -----------       -----------       -----------

                                  CASH AND CASH
                     EQUIVALENTS AT END OF YEAR            $    11,044       $    11,472       $     7,990
                                                           ===========       ===========       ===========


              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1997 AND 1996


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION -- Security First Life Insurance Company (Security First
Life) and subsidiaries (collectively, the Company) is a wholly-owned subsidiary of Security First Group, Inc. (SFG). Effective October 30, 1997, SFG became a wholly-owned subsidiary of Metropolitan Life Insurance Company. Prior to that date, SFG was a wholly-owned subsidiary of London Insurance Group, Inc. The Company sells a broad range of fixed and variable annuity contracts.

The Company's consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP) which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis) and include the accounts of its wholly-owned subsidiary, Security First Life Insurance Company of Arizona (SFL-Arizona). Prior to December 31, 1996, the financial statements also included the accounts of Fidelity Standard Life Insurance Company (Fidelity Standard Life), which was sold as of that date. (See Note 8.) All significant intercompany transactions and accounts are eliminated in consolidation.

INVESTMENTS -- Investments are reported on the following bases:

    Fixed Maturities -- at fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

    For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

    The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

    Policy and mortgage loans -- at unpaid balances.

    Short-term investments -- at cost, which approximates fair value.

    Other investments -- at fair value.

    Realized gains and losses on disposal of investments are determined on a specific identification basis.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS -- Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

DEFERRED POLICY ACQUISITION COSTS -- Deferred policy acquisition costs consist of commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business. Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

POLICYHOLDER LIABILITIES -- Policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values. The fair value of policyholder liabilities is estimated assuming all policyholders surrender their policies. The carrying amounts and estimated fair values are as follows (in thousands):

                          Carrying Amount      Estimated Fair Value
                          ---------------      --------------------
December 31, 1997            $2,243,441            $2,172,159
December 31, 1996             2,222,128             2,147,777

NOTES PAYABLE -- Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

INCOME TAXES -- Through October 30, 1997, the Company filed consolidated federal income tax returns with SFG. After that date, the Company's return is not consolidated with SFG. Income taxes are provided on the basis as if the companies filed separately.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SEPARATE ACCOUNTS -- The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

ANNUITY REVENUES AND BENEFITS -- Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges and administration fees. Benefits in excess of policyholder liabilities consists of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

ESTIMATES -- Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS -- In June 1997, the Financial Accounting Standards Board issued Statement No. 130, "Reporting Comprehensive Income" (FASB 130). FASB 130 establishes new rules for the reporting and display of comprehensive income and its components. FASB 130 requires unrealized gains or losses on the Company's available-for-sale securities, which are currently reported in stockholder's equity, to be included in other comprehensive income and also requires the disclosure of total comprehensive income. The Company plans to adopt FASB 130 in 1998 with no impact on net income or stockholder's equity.


NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS

Security First Life and its subsidiaries are required to file annual statements with various state insurance regulatory authorities on a statutory basis.

The statutory-basis capital and surplus at December 31, 1997, 1996 and 1995, and statutory-basis net income for those years are as follows (in thousands):

                                                        Capital           Net
                                                      and Surplus       Income
                                                      -----------       ------
December 31, 1997
Security First Life Insurance Company                  $117,623       $ 12,917
Security First Life Insurance Company of Arizona         14,107            257

December 31, 1996
Security First Life Insurance Company                  $107,501       $ 13,449
Security First Life Insurance Company of Arizona         13,823          1,187

December 31, 1995
Security First Life Insurance Company                  $100,027       $  3,161
Fidelity Standard Life Insurance Company                 15,573            831
Security First Life Insurance Company of Arizona         12,715            612

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS (continued)

Security First Life and Fidelity Standard Life are incorporated and domiciled in Delaware. SFL-Arizona is incorporated and domiciled in Arizona. The payment of dividends is subject to statutory limitations which are based on each company's statutory-basis net income and surplus levels. At December 31, 1997, the maximum amount of dividends Security First Life could pay SFG without prior approval from state insurance regulatory authorities is $12,844,000.


NOTE 3 -- INVESTMENTS

Unrealized investment gains reported in the accompanying financial statements are as follows (in thousands):

                                                                  December 31
                                                               1997          1996
                                                             --------       --------
Unrealized investment gains                                  $105,251       $ 48,552
Less: Adjustment for deferred policy acquisition costs         52,500         22,942
      Deferred income taxes                                    17,921          8,661
                                                             --------       --------
               Net unrealized investment gains               $ 34,830       $ 16,949
                                                             ========       ========

Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                               1997          1996           1995
                                             -------        -------        -------
 Fixed maturities
   Gross gains                               $ 8,338        $ 8,923        $ 6,181
   Gross losses                               (5,691)        (8,075)        (4,621)
                                             -------        -------        -------
                                               2,647            848          1,560
 Other investments
   Gross gains                                   197
   Gross losses                                 (136)        (3,027)          (213)
                                             -------        -------        -------
                                                  61         (3,027)          (213)
                                             -------        -------        -------
Net realized investment gains (losses)       $ 2,708        $(2,179)       $ 1,347
                                             =======        =======        =======

Proceeds from sales of fixed maturities are $648,338,000, $911,529,000 and $441,790,000 in 1997, 1996 and 1995, respectively.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

The amortized cost and fair value of fixed maturities as of December 31, 1997 and 1996 are summarized as follows (in thousands):

                                                              Gross            Gross
                                          Amortized        Unrealized        Unrealized            Fair
                                             Cost             Gains             Losses             Value
                                         -----------       -----------        -----------        -----------
December 31, 1997

U.S. Treasury securities and
    obligations of U.S. Government
    corporations and agencies            $    93,546       $     9,275        $       (22)       $   102,799
Debt securities issued by foreign
    governments                               31,110             2,997                                34,107
Corporate securities                       1,297,937            67,350               (564)         1,364,723
Mortgage-backed securities                   825,284            27,484             (1,310)           851,458
                                         -----------       -----------        -----------        -----------
                                         $ 2,247,877       $   107,106        $    (1,896)       $ 2,353,087
                                         ===========       ===========        ===========        ===========
December 31, 1996

U.S. Treasury securities and
    obligations of U.S. Government
    corporations and agencies            $   115,250       $     7,165        $      (494)       $   121,921
Debt securities issued by foreign
    governments                               35,960             1,335               (308)            36,987
Corporate securities                       1,106,617            38,203            (10,094)         1,134,726
Mortgage-backed securities                   945,534            20,188             (7,405)           958,317
                                         -----------       -----------        -----------        -----------
                                         $ 2,203,361       $    66,891        $   (18,301)       $ 2,251,951
                                         ===========       ===========        ===========        ===========

The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 1997, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                             Amortized             Fair
                                                Cost              Value
                                             ----------       ----------
                                                     (In thousands)
Due in one year or less                      $   32,313       $   32,696
Due after one year through five years           301,888          313,186
Due after five years through ten years          643,496          671,953
Due after ten years                             444,896          483,794
Mortgage-backed securities                      825,284          851,458
                                             ----------       ----------
                                             $2,247,877       $2,353,087
                                             ==========       ==========

The Company has recorded valuation reserves for other-than-temporary impairment in the value of investments of $5,000,000 and $6,900,000 at December 31, 1997 and 1996, respectively.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 1997, the Company had no significant concentration of credit risk.

The fair values for fixed maturities are primarily based on values obtained from independent pricing services. Such independent values are not available for private placement securities. The carrying amount of the Company's private placement securities was $174,000,000 and $82,000,000 at December 31, 1997 and 1996, respectively.

The carrying amount of mortgage loans ($945,000 at December 31, 1996) and policy loans ($24,209,000 and $21,433,000 at December 31, 1997 and 1996, respectively)
approximates fair value because the interest rates on these loans approximate market rates.

The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

At December 31, 1997, investment securities having an amortized cost of $6,185,000 were on deposit with various states in accordance with state insurance department requirements.

Investment income by major category of investment is summarized as follows (in thousands):

                                              1997           1996          1995
                                            ---------     ---------     ---------
    Fixed maturities                        $ 173,015     $ 165,997     $ 159,266
    Policy and mortgage loans                   1,325         1,283         1,229
    Short-term investments                      1,897         1,718         1,943
    Other investments                             858           553           894
    Cash and cash equivalents                     269           486           388
                                            ---------     ---------     ---------
                                              177,364       170,037       163,720
    Investment expenses                        (6,298)       (5,922)       (5,546)
                                            ---------     ---------     ---------
                   Net investment income    $ 171,066     $ 164,115     $ 158,174
                                            =========     =========     =========


The Company has no significant amounts of non-income producing investments.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 4 -- NOTES PAYABLE

Notes payable consist of the following as of December 31 (in thousands):


                                                                    1997              1996
                                                                  -------            -------
5% Surplus  note due to SFG, interest payable monthly,
principal payable upon regulatory approval                        $25,000            $25,000

8% Surplus note due to SFG, interest payable monthly,
principal payable upon regulatory approval                         10,000             10,000
                                                                  -------            -------
                                                                  $35,000            $35,000
                                                                  =======            =======


Security First Life has a $15,000,000 bank revolving credit line which bears interest at a floating rate based on London Interbank Offered Rates. There were no borrowings outstanding under this revolving credit line at December 31, 1997 and 1996. The $25,000,000 and $10,000,000 surplus notes payable to SFG are pledged, along with the common and preferred stock of Security First Life, as collateral for SFG's bank revolving credit line.

There are no principal payments due on the notes payable during the next five years.

Interest paid by the Company totaled $2,083,000 in 1997, $2,133,000 in 1996 and $2,225,000 in 1995.


NOTE 5 -- INCOME TAXES

The liability for federal income taxes includes deferred taxes of $43,154,000 and $30,496,000 at December 31, 1997 and 1996, respectively. Significant components of these deferred taxes are as follows (in thousands):

                                                             1997              1996
                                                           -------            -------
Deferred tax liabilities:
    Deferred policy acquisition costs                      $30,459            $41,153
    Fixed maturities                                        37,922              7,124
    Other assets                                             3,532              5,563
    Other, net                                                                  1,360
                                                           -------            -------
                 Total deferred tax liabilities             71,913             55,200

Deferred tax assets:
    Policyholder liabilities                                11,787             12,856
    Liabilities for separate accounts                       11,445              6,503
    Other liabilities                                        5,251              5,345
    Other, net                                                 276
                                                           -------            -------
                      Total deferred tax assets             28,759             24,704
                                                           -------            -------
                   Net deferred tax liabilities            $43,154            $30,496
                                                           =======            =======

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 5 -- INCOME TAXES (continued)

Income taxes paid by the Company were $6,480,000 in 1997, $1,972,000 in 1996 and $3,248,000 in 1995.

The following is a reconciliation of the federal income tax at statutory rates of 34% with the income tax provision as shown in the accompanying financial statements (in thousands):

                                                             1997                 1996
                                                           --------             --------
Federal income tax at 34%                                  $ 10,946             $  8,826
Dividends received deduction                                   (356)                (259)
True up of prior year taxes                                     298                  924
Other                                                                                (10)
                                                           --------             --------
               Provision for income tax expense            $ 10,888             $  9,481
                                                           ========             ========


NOTE 6 -- CAPITAL LEASE

Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,650,115, $1,656,000 and $1,663,000 for the years ended December 31, 1997, 1996 and 1995, respectively. Future payments under the lease are as follows (in thousands):


         1998                                               $  2,166
         1999                                                  2,166
         2000                                                  2,166
         2001                                                  2,166
         2002                                                  2,166
         Thereafter                                           24,719
                                                            --------
                      Total minimum rental payments           35,549
                       Amount representing interest           20,106
                                                            --------
           Present value of minimum rental payments         $ 15,443
                                                            ========

The property under capital lease is net of accumulated amortization of $7,901,000 in 1997 and $7,297,000 in 1996. Lease amortization expense was $580,000 in 1997, 1996 and 1995.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 7 -- RELATED PARTY TRANSACTIONS

The Company has marketing and administrative agreements with SFG under which SFG provides all of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $58,199,000, $52,102,000, and $38,954,000 for 1997, 1996 and 1995, respectively. A substantial portion of these amounts are commissions and are deferred as policy acquisition costs.

The Company has management agreements with SFG under which the latter provides certain personnel, administrative services and office space. Amounts incurred under these agreements were $3,883,000 in 1997 and $4,308,000 in 1996 and 1995.

The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,711,000, $5,360,000 and $4,756,000 were paid in 1997, 1996 and 1995, respectively, pursuant to these agreements.


NOTE 8 -- OTHER SIGNIFICANT EVENTS

Effective December 31, 1996, the Company sold all of the common stock of its former subsidiary, Fidelity Standard Life. As a result of this transaction, the Company recognized a gain in 1996 of $3,879,000. As of December 31, 1996, the accompanying balance sheet includes receivables of $22,295,000 related to this sale. These receivables were settled in January 1997.

Prior to the sale of Fidelity Standard Life, the Company assumed all of the policyholder liabilities through several reinsurance agreements. No gain or loss was recognized on this transaction.


NOTE 9 -- IMPACT OF YEAR 2000 (unaudited)

Based on assessments during the past year, the Company has determined that it will require modification or replacement of significant portions of its software and hardware so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. The Company presently believes that with modifications to existing software and conversions to new software and hardware, the Year 2000 issue will not pose any significant operational problems for its computer systems.

The Company has initiated formal communications with its significant suppliers to determine the extent to which the Company's interface systems are vulnerable to those third parties failure to remediate their own Year 2000 issues. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted and would not have an adverse effect on the Company's systems.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 9 -- IMPACT OF YEAR 2000 (unaudited) (continued)

The Company will utilize external resources to renovate or replace the software for Year 2000 modifications and internal resources to test this software. The Company anticipates completing the Line of Business applications by December 31, 1998, which is prior to any anticipated impact on operations. The client/server operating systems and applications, covering mostly internal financial and administrative functions, will be completed by June 30, 1999. The total cost of the Year 2000 project is estimated at $1.5 million and is being funded through operating cash flows.

The cost of the project and the date on which the Company believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated.

                         [ERNST & YOUNG LLP LETTERHEAD]


                         Report of Independent Auditors




To the Board of Directors
Security First Life Insurance Company
 and Contract Owners
Security First Life Separate Account A

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Security First Life Separate Account A (comprised of Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC and
FE) as of December 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the respective mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Separate Account A (comprised of the above referenced Series) at December 31, 1997, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                               /s/ ERNST & YOUNG, LLP


Los Angeles, California
April 17, 1998

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997


                                                          Series B        Series G        Series T       Series P        Series I
                                                        ------------    ------------    ------------    ------------   -------------
ASSETS
Investments

   Security First Trust - Bond Series
    (3,220,084 shares at
    net asset value of $3.95 per share;
    cost $12,589,166)                                   $ 12,725,070

   Security First Trust - Growth and Income Series
    (15,168,545 shares at net asset value
    of $15.52 per share; cost $197,793,491)                             $235,478,870

   T. Rowe Price Growth Stock Fund, Inc.
      (2,740,133 shares at net asset value of $28.99
      per share; cost $65,529,823)                                                      $ 79,436,465

   T. Rowe Price Prime Reserve Fund, Inc.
      (1,158,226 shares at net asset value of $1.00
      per share; cost $1,158,226)                                                                       $  1,158,226

   T. Rowe Price International Fund, Inc.
      (1,185,607 shares at net asset value of $13.42
      per share; cost $15,403,836)                                                                                      $ 15,910,839

Receivable from Security First Life Insurance
  Company for purchases                                       35,680         286,496          72,681                          30,802
Receivable from mutual funds                                                  44,474
Other assets                                                   1,684         600,665           1,574              64
                                                        ------------    ------------    ------------    ------------   -------------
 TOTAL ASSETS                                             12,762,434     236,410,505      79,510,720       1,158,290      15,941,641

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1997



LIABILITIES                                                Series B        Series G        Series T        Series P        Series I
                                                       ------------    ------------    ------------    ------------    ------------
   Payable to Security First Life Insurance Company
      for mortality and expense risk                   $     13,662    $    249,454    $     66,238    $      1,998    $     13,556

   Payable to Security First Life Insurance Company
      for redemptions                                           562          21,670           4,003              24           2,120

   Payable to Mutual Funds                                   35,680         320,473             102

   Other liabilities                                                                                                            258
                                                       ------------    ------------    ------------    ------------    ------------

                         TOTAL LIABILITIES                   49,904         591,597          70,343           2,022          15,934


NET ASSETS

   Cost to Investors
      Series B Accumulation Units                        12,576,626
      Series G Accumulation Units                                       198,133,529
      Series T Accumulation Units                                                        65,533,735
      Series P Accumulation Units                                                                         1,156,268
      Series I Accumulation Units                                                                                        15,418,704

   Accumulated undistributed income
      Net unrealized appreciation                           135,904      37,685,379      13,906,642                         507,003
                                                       ------------    ------------    ------------    ------------    ------------

      NET ASSETS APPLICABLE TO OUTSTANDING
                          UNITS OF CAPITAL             $ 12,712,530    $235,818,908    $ 79,440,377    $  1,156,268    $ 15,925,707
                                                       ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997

                                                    Series B        Series G        Series T        Series P         Series I
                                                  ------------     ------------    ------------    ------------     ------------
INVESTMENT INCOME

      Dividends                                   $    641,352     $ 17,405,166    $  9,756,754    $    122,734     $    843,658

      Other investment income                            8,240          699,802          13,487             569            4,868
                                                  ------------     ------------    ------------    ------------     ------------

                                                       649,592       18,104,968       9,770,241         123,303          848,526

EXPENSES

      Charges for mortality and expense risk           116,771        2,061,073         612,657          22,237          139,767
                                                  ------------     ------------    ------------    ------------     ------------

                       NET INVESTMENT INCOME           532,821       16,043,895       9,157,584         101,066          708,759

INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses)                 (124,988)       8,889,548       1,815,089                          268,968

   Unrealized appreciation (depreciation)
     of investments                                    410,594       16,749,933       4,506,669                         (809,176)
                                                  ------------     ------------    ------------                     ------------

              NET INVESTMENT GAINS (LOSSES)            285,606       25,639,481       6,321,758                         (540,208)
                                                  ------------     ------------    ------------    ------------     ------------

       INCREASE IN NET ASSETS RESULTING FROM
                                  OPERATIONS      $    818,427     $ 41,683,376    $ 15,479,342    $    101,066     $    168,551
                                                  ============     ============    ============    ============     ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997


                                                     Series B         Series G       Series T        Series P        Series I
                                                  ------------     ------------    ------------    ------------     ------------
Operations

   Net investment income                          $    532,821     $ 16,043,895    $  9,157,584    $    101,066     $    708,759

   Net realized investment gains (losses)             (124,988)       8,889,548       1,815,089                          268,968

   Net unrealized investment appreciation
    (depreciation) during the year                     410,594       16,749,933       4,506,669                         (809,176)
                                                  ------------     ------------    ------------    ------------     ------------

      Increase in net assets resulting
        from operations                                818,427       41,683,376      15,479,342         101,066          168,551

Increase (decrease) in net assets resulting
     from capital unit transactions                  2,280,710       56,560,484       5,877,267      (1,463,226)       2,309,033
                                                  ------------     ------------    ------------    ------------     ------------

    TOTAL INCREASE (DECREASE) IN NET ASSETS          3,099,137       98,243,860      21,356,609      (1,362,160)       2,477,584

               NET ASSETS AT BEGINNING OF YEAR       9,613,393      137,575,048      58,083,768       2,518,428       13,448,123
                                                  ------------     ------------    ------------    ------------     ------------

                    NET ASSETS AT END OF YEAR     $ 12,712,530     $235,818,908    $ 79,440,377    $  1,156,268     $ 15,925,707
                                                  ============     ============    ============    ============     ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996

                                                    Series B          Series G       Series T        Series P         Series I
                                                  ------------     ------------    ------------    ------------     ------------
Operations

   Net investment income                          $    486,838     $  7,322,600    $  4,167,376    $     99,635     $    262,347

   Net realized investment gains (losses)              (53,594)       2,094,280       1,100,192                           99,160

   Net unrealized investment appreciation
     (depreciation) during the year                   (280,479)       8,500,561       4,324,599                        1,142,988
                                                  ------------     ------------    ------------    ------------     ------------

      Increase in net assets resulting from
        operations                                     152,765       17,917,441       9,592,167          99,635        1,504,495

Increase (decrease) in net assets resulting
   from capital unit transactions                    2,936,243       49,078,301       4,958,300        (204,492)       3,609,567
                                                  ------------     ------------    ------------    ------------     ------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS           3,089,008       66,995,742      14,550,467        (104,857)       5,114,062

               NET ASSETS AT BEGINNING OF YEAR       6,524,385       70,579,306      43,533,301       2,623,285        8,334,061
                                                  ------------     ------------    ------------    ------------     ------------

                     NET ASSETS AT END OF YEAR    $  9,613,393     $137,575,048    $ 58,083,768    $  2,518,428     $ 13,448,123
                                                  ============     ============    ============    ============     ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1997
                                                                      SCHEDULE I

                                                                                 Carrying
                                                                                   Value          Unrealized         Cost
               Name of Issue                                          Shares      (Note A)        Appreciation     (Note B)
-------------------------------------------------------------         ------      --------        ------------     --------
Security First Trust Bond Series - capital shares                   3,220,084    $ 12,725,070    $    135,904    $ 12,589,166

Security First Trust Growth and Income Series - capital
      shares                                                       15,168,545    $235,478,870    $ 37,685,379    $197,793,491

T. Rowe Price Growth Stock Fund, Inc. - capital shares              2,740,133    $ 79,436,465    $ 13,906,642    $ 65,529,823

T. Rowe Price Prime Reserve Fund, Inc. - capital shares             1,158,226    $  1,158,226                    $  1,158,226

T. Rowe Price International Stock Fund, Inc. - capital shares       1,185,607    $ 15,910,839    $    507,003    $ 15,403,836

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B  Cost is determined by using the first-in, first-out cost method.


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS                                                           Series FA     Series FG     Series FI      Series FO    Series FM
                                                               ------------   -----------    ----------    ----------    ----------
Investments

   Fidelity Investments - VIP Asset Manager (7,455,253 shares at net asset value of $18.01 per share; cost $117,124,560)  $134,269,107

   Fidelity Investments - VIP Growth Portfolio (4,877,290
   shares at net asset value of $37.10 per share; cost                       $180,947,469
    $150,117,057)

   Fidelity Investments - VIP Index 500 (822,282 shares at
   net asset value of $114.39 per share; cost $78,222,594)                                 $ 94,060,879

   Fidelity Investments - VIP Overseas Portfolio (794,774
   shares at net asset value of $19.20 per share; cost
   $ 14,036,468)                                                                                         $ 15,259,668

   Fidelity Investments - VIP Money Market Fund (22,711,508
   shares at net asset value of $1.00 per share; cost
   $ 22,711,508)                                                                                                       $ 22,711,508

Receivable from Security First Life Insurance Company
  for purchases                                                     108,478       177,708       208,347         2,603       232,895
Receivable from mutual funds                                         30,508        33,806        79,027         3,196
Other assets                                                          2,524         1,004        11,143           873
                                                               ------------   -----------    ----------    ----------    ----------
  TOTAL ASSETS                                                  134,410,617   181,159,987    94,359,396    15,266,340    22,944,403

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1997

LIABILITIES                                    Series FA     Series FG    Series FI     Series FO     Series FM
                                             ------------  ------------  ------------  ------------  ------------
   Payable to Security First Life Insurance
    Company for mortality and expense risk   $    163,032  $    213,973  $    109,868  $     17,800  $     27,076

   Payable to Security First Life Insurance
    Company for redemptions                        47,705        36,895         7,452         6,341         8,641

   Payable to Mutual Funds                        109,334       199,509       286,459         5,207       226,019

   Other liabilities                                                                                        3,298
                                             ------------  ------------  ------------  ------------  ------------

                   TOTAL LIABILITIES              320,071       450,377       403,779        29,348       265,034


NET ASSETS

   Cost to Investors
      Series FA Accumulation Units            116,945,999
      Series FG Accumulation Units                          149,879,198
      Series FI Accumulation Units                                        78,117,332
      Series FO Accumulation Units                                                       14,013,792
      Series FM Accumulation Units                                                                     22,679,369

   Accumulated undistributed income
      Net unrealized appreciation              17,144,547    30,830,412    15,838,285     1,223,200
                                             ------------  ------------  ------------  ------------  ------------

      NET ASSETS APPLICABLE TO OUTSTANDING
                          UNITS OF CAPITAL   $134,090,546  $180,709,610  $ 93,955,617  $ 15,236,992  $ 22,679,369
                                             ============  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997

                                                  Series FA       Series FG      Series FI       Series FO        Series FM
                                                 -----------     -----------     -----------     -----------     -----------
INVESTMENT INCOME
   Dividends                                     $11,378,838     $ 4,261,797     $ 1,220,405     $   943,935     $ 1,154,167

   Other investment income                            21,951         152,987         176,564          13,953           6,561
                                                 -----------     -----------     -----------     -----------     -----------

                                                  11,400,789       4,414,784       1,396,969         957,888       1,160,728

EXPENSES

   Charges for mortality and expense risk          1,431,442       1,838,829         762,267         163,548         277,456
                                                 -----------     -----------     -----------     -----------     -----------

                      NET INVESTMENT INCOME        9,969,347       2,575,955         634,702         794,340         883,272


INVESTMENT GAINS

   Realized investment gains                       1,354,839       6,816,420       2,142,914         183,119

   Unrealized investment appreciation
     during the year                               8,000,602      19,046,439      12,199,875         153,795
                                                 -----------     -----------     -----------     -----------

                        NET INVESTMENT GAINS       9,355,441      25,862,859      14,342,789         336,914
                                                 -----------     -----------     -----------     -----------     -----------

       INCREASE IN NET ASSETS RESULTING FROM
                                  OPERATIONS     $19,324,788     $28,438,814     $14,977,491     $ 1,131,254     $   883,272
                                                 ===========     ===========     ===========     ===========     ===========


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997

                                                   Series FA        Series FG        Series FI        Series FO        Series FM
                                                  ------------     ------------     ------------     ------------     ------------
Operations

   Net investment income                          $  9,969,347     $  2,575,955     $    634,702     $    794,340     $    883,272

   Net realized investment gains                     1,354,839        6,816,420        2,142,914          183,119

   Net unrealized investment appreciation
      during the year                                8,000,602       19,046,439       12,199,875          153,795
                                                  ------------     ------------     ------------     ------------     ------------

      Increase in net assets resulting
         from operations                            19,324,788       28,438,814       14,977,491        1,131,254          883,272

Increase in net assets resulting from
   capital unit transactions                        23,348,022       39,688,474       47,598,152        3,587,791        4,463,628
                                                  ------------     ------------     ------------     ------------     ------------

                    TOTAL INCREASE IN NET ASSETS    42,672,810       68,127,288       62,575,643        4,719,045        5,346,900

                 NET ASSETS AT BEGINNING OF YEAR    91,417,736      112,582,322       31,379,974       10,517,947       17,332,469
                                                  ------------     ------------     ------------     ------------     ------------

                       NET ASSETS AT END OF YEAR  $134,090,546     $180,709,610     $ 93,955,617     $ 15,236,992     $ 22,679,369
                                                  ============     ============     ============     ============     ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996

                                                   Series FA         Series FG        Series FI        Series FO        Series FM
                                                   ------------     ------------     ------------     ------------     ------------
Operations

   Net investment income                           $  2,292,810     $  2,666,686     $    219,013     $     44,644     $    475,162

   Net realized investment gains                        320,767          814,080          280,197           26,876

   Net unrealized investment appreciation
      during the year                                 5,114,840        5,048,213        2,889,708          819,437
                                                   ------------     ------------     ------------     ------------     ------------

      Increase in net assets resulting from
        operations                                    7,728,417        8,528,979        3,388,918          890,957          475,162

Increase in net assets resulting from
  capital unit transactions                          39,808,589       59,753,701       21,470,058        4,778,724        8,469,934
                                                   ------------     ------------     ------------     ------------     ------------

                    TOTAL INCREASE IN NET ASSETS     47,537,006       68,282,680       24,858,976        5,669,681        8,945,096

                 NET ASSETS AT BEGINNING OF YEAR     43,880,730       44,299,642        6,520,998        4,848,266        8,387,373
                                                   ------------     ------------     ------------     ------------     ------------


                       NET ASSETS AT END OF YEAR   $ 91,417,736     $112,582,322     $ 31,379,974     $ 10,517,947     $ 17,332,469
                                                   ============     ============     ============     ============     ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1997


                                                                      SCHEDULE I

                                                                                Carrying
                                                                                  Value        Unrealized        Cost
                         Name of Issue                              Shares      (Note A)       Appreciation    (Note B)
---------------------------------------------------------           ------      --------       ------------    --------
Fidelity Investments VIP Asset Manager - capital shares           7,455,253    $134,269,107    $ 17,144,547    $117,124,560

Fidelity Investments VIP Growth Portfolio - capital shares        4,877,290    $180,947,469    $ 30,830,412    $150,117,057

Fidelity Investments VIP Index 500 - capital shares                 822,282    $ 94,060,879    $ 15,838,285    $ 78,222,594

Fidelity Investments Overseas Portfolio - capital shares            794,774    $ 15,259,668    $  1,223,200    $ 14,036,468

Fidelity Investments VIP Money Market Fund - capital shares      22,711,508    $ 22,711,508                    $ 22,711,508


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B  Cost is determined by using the first-in, first-out cost method.

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

                                                     Series SU     Series SV     Series AS     Series SI     Series FC    Series FE
                                                    -----------   -----------   -----------   -----------   -----------  -----------
ASSETS

Investments

Security First Trust - U.S. Government Income
Series (6,578,529 shares at net asset value of
$5.26 per share; cost $34,171,356)                  $34,611,350

Security First Trust - Equity Series (6,984,622
shares at net asset value of $7.63 per share;
cost $45,919,942)                                                 $53,277,540

Alger American Small Capitalization Portfolio
(943,637 shares at net asset value of $43.75 per
share; cost $37,354,356)                                                        $41,284,140

Scudder International Fund (449,900 shares at net
asset value of $14.11 per share; cost $6,142,013)                                             $ 6,348,087

Fidelity Investments - VIP Contra Fund (3,763,450
shares at net asset value of $19.94 per share;
cost $63,042,774)                                                                                           $75,043,202

Fidelity Investments - VIP Equity Income Portfolio
(720,269 shares at net asset value of $24.28 per
share; cost $15,191,468)                                                                                                 $17,488,141

Receivable from Security First Life
   Insurance Company for purchases                        1,584         4,140        74,373        24,943       177,728          902
Receivable from mutual funds                             17,251        11,002           388            60        10,250          699
Other assets                                                                          1,088         1,044         9,270       11,364
                                                    -----------   -----------   -----------   -----------   -----------  -----------

                                  TOTAL ASSETS       34,630,185    53,292,682    41,359,989     6,374,134    75,240,450   17,501,106

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1997

LIABILITIES

                                                   Series SU      Series SV    Series AS     Series SI     Series FC     Series FE
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Payable to Security First Life Insurance
    Company for mortality and expense risk            $41,939   $    62,425   $    52,141   $     8,046   $    94,058   $    22,678

   Payable to Security First Life Insurance
    Company for redemptions                             8,048        14,612         6,036           224         8,033         4,531

   Payable to Mutual Funds                             16,440        11,871        75,360        25,003       187,533         1,398

   Other liabilities                                      894         1,825
                                                  -----------   -----------   -----------   -----------   -----------   -----------

                              TOTAL LIABILITIES        67,321        90,733       133,537        33,273       289,624        28,607


NET ASSETS

   Cost to investors
      Series SU Accumulation Units                 34,122,871
      Series SV Accumulation Units                               45,844,351
      Series AS Accumulation Units                                             37,296,668
      Series SI Accumulation Units                                                            6,134,787
      Series FC Accumulation Units                                                                         62,950,398
      Series FE Accumulation Units                                                                                       15,175,826

   Accumulated undistributed income
       Net unrealized appreciation                    439,993     7,357,598     3,929,784       206,074    12,000,428     2,296,673
                                                  -----------   -----------   -----------   -----------   -----------   -----------

           NET ASSETS APPLICABLE TO OUTSTANDING
                               UNITS OF CAPITAL   $34,562,864   $53,201,949   $41,226,452   $ 6,340,861   $74,950,826   $17,472,499
                                                  ===========   ===========   ===========   ===========   ===========   ===========


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997



                                                    Series SU    Series SV     Series AS      Series SI     Series FC     Series FE
                                                   -----------  -----------   -----------    -----------   -----------   -----------
INVESTMENT INCOME

      Dividends                                    $ 1,507,408  $ 4,569,512   $ 1,075,765    $    59,991   $ 1,012,048   $   659,887

      Other investment income (loss)                    (6,392)      33,126        37,269          8,198       129,605        35,018
                                                   -----------  -----------   -----------    -----------   -----------   -----------

                                                     1,501,016    4,602,638     1,113,034         68,189     1,141,653       694,905


EXPENSES

      Charges for mortality and expense risk           331,048      504,191       410,910         58,139       693,095       152,789
                                                   -----------  -----------   -----------    -----------   -----------   -----------

                           NET INVESTMENT INCOME     1,169,968    4,098,447       702,124         10,050       448,558       542,116


INVESTMENT GAINS (LOSSES)

      Net realized investment gains (losses)            68,543      866,363    (1,107,270)        73,324     1,353,917        80,187

      Unrealized investment appreciation               346,517    4,977,323     3,933,637         74,470     8,445,340     1,848,038
                                                   -----------  -----------   -----------    -----------   -----------   -----------


                           NET INVESTMENT GAINS        415,060    5,843,686     2,826,367        147,794     9,799,257     1,928,225
                                                   -----------  -----------   -----------    -----------   -----------   -----------

          INCREASE IN NET ASSETS RESULTING FROM
                                     OPERATIONS    $ 1,585,028  $ 9,942,133   $ 3,528,491    $   157,844   $10,247,815   $ 2,470,341
                                                   ===========  ===========   ===========    ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997



                                                    Series SU    Series SV     Series AS     Series SI      Series FC     Series FE
                                                  ------------  ------------  ------------  ------------  ------------  ------------
Operations

   Net investment income                          $  1,169,968  $  4,098,447  $    702,124  $     10,050  $    448,558  $    542,116

   Net realized investment gains (losses)               68,543       866,363    (1,107,270)       73,324     1,353,917        80,187

   Net unrealized investment appreciation
     during the  year                                  346,517     4,977,323     3,933,637        74,470     8,445,340     1,848,038
                                                  ------------  ------------  ------------  ------------  ------------  ------------

      Increase in net assets resulting
        from operations                              1,585,028     9,942,133     3,528,491       157,844    10,247,815     2,470,341

Increase in net assets resulting from
   capital unit transactions                        14,141,455    14,984,359    17,346,956     4,143,499    34,652,276     9,173,378
                                                  ------------  ------------  ------------  ------------  ------------  ------------

                   TOTAL INCREASE IN NET ASSETS     15,726,483    24,926,492    20,875,447     4,301,343    44,900,091    11,643,719

                NET ASSETS AT BEGINNING OF YEAR     18,836,381    28,275,457    20,351,005     2,039,518    30,050,735     5,828,780
                                                  ------------  ------------  ------------  ------------  ------------  ------------

                      NET ASSETS AT END OF YEAR   $ 34,562,864  $ 53,201,949  $ 41,226,452  $  6,340,861  $ 74,950,826  $ 17,472,499
                                                  ============  ============  ============  ============  ============  ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996


                                                 Series SU      Series SV      Series AS       Series SI     Series FC    Series FE
                                               ------------   ------------  ------------   ------------   ------------  ------------
Operations

   Net investment income (loss)                $    626,839   $  2,031,476  $   (123,234)  $       (357)  $    (87,943) $     24,457

   Net realized investment gains                      4,734        136,458        31,846         12,881         20,969        28,195

   Net unrealized investment appreciation
        (depreciation) during the year             (154,056)     1,247,963        88,899        121,032      3,462,652       402,870
                                               ------------   ------------  ------------   ------------   ------------  ------------

        Increase (decrease) in net assets
            resulting from operations               477,517      3,415,897        (2,489)       133,556      3,395,678       455,522

Increase in net assets resulting from
   capital unit transactions                      9,107,385     11,774,074    15,547,005      1,523,514     20,780,230     4,568,738
                                               ------------   ------------  ------------   ------------   ------------  ------------


                 TOTAL INCREASE IN NET ASSETS     9,584,902     15,189,971    15,544,516      1,657,070     24,175,908     5,024,260

              NET ASSETS AT BEGINNING OF YEAR     9,251,479     13,085,486     4,806,489        382,448      5,874,827       804,520
                                               ------------   ------------  ------------   ------------   ------------  ------------

                    NET ASSETS AT END OF YEAR  $ 18,836,381   $ 28,275,457  $ 20,351,005   $  2,039,518   $ 30,050,735  $  5,828,780
                                               ============   ============  ============   ============   ============  ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1997
                                                                      SCHEDULE I

                                                                            Carrying
                                                                             Value         Unrealized       Cost
                    Name of Issue                           Shares         (Note A)       Appreciation     (Note B)
-----------------------------------------------------       ------         --------       ------------     --------
Security First Trust U. S. Government
   Income Series - capital shares                           6,578,529     $34,611,350     $   439,993     $34,171,357

Security First Trust Equity Series - capital shares         6,984,622     $53,277,540     $ 7,357,598     $45,919,942

Alger American Small Capitalization Portfolio
  - capital shares                                            943,637     $41,284,140     $ 3,929,784     $37,354,356

Scudder International Fund - capital shares                   449,900     $ 6,348,087     $   206,074     $ 6,142,013

Fidelity Investments VIP Contra Fund - capital shares       3,763,450     $75,043,202     $12,000,428     $63,042,774

Fidelity Investments VIP Equity Income Portfolio
   - capital shares                                           720,269     $17,488,141     $ 2,296,673     $15,191,468


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B Cost is determined by using the first-in, first-out cost method.



   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997


NOTE 1 -- BASIS OF PRESENTATION

Security First Life Separate Account A (the Separate Account) was established on May 29, 1980, as a separate account of Security First Life Insurance Company (Security Life), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the Contracts) issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the Trust), a Massachusetts business trust, and twelve mutual funds (the investment companies). The series of the Trust are Bond Series, Growth and Income Series, Equity Series, and U.S. Government Income Series and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Fund, and Fidelity Investments: VIP Asset Manager, VIP Growth Portfolio, VIP Index 500, VIP Overseas Portfolio, VIP Contra Fund, VIP Equity Income Portfolio and VIP Money Market Fund. The Trust and the investment companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into sixteen series of Accumulation Units, Series B, G, SU, SV, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE and FM, relating to investments in each of the investment companies, respectively.

All series of the Trust receive administrative services for a fee from Security First Investment Management Corporation (Security Management). Security First Financial, Inc. (Security Financial) is the principal underwriter for the Contracts. Security Life, Security Management, and Security Financial are wholly-owned subsidiaries of Security First Group, Inc. which became a wholly-owned subsidiary of Metropolitan Life Insurance Company on October 30, 1997. Investment advice is provided to the Security First Trust Growth and Income Series by T. Rowe Price Associates, Inc., by Neuberger and Berman to the Security First Trust Bond Series, and to the Security First Trust Equity and U.S. Government Income Series by Virtus Capital Management.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 1 -- BASIS OF PRESENTATION (continued)

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life. The investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers or such other persons who may from time to time perform services for the Separate Account.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS -- Investments are carried at fair value, which is determined by multiplying the investment companies' shares owned by the Separate Account by the reported net asset value per share of each respective investment company. Realized investment gains and losses are determined on the first-in, first-out cost basis.

EXPENSES AND CHARGES -- The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

         Contract Type                   Annual Rate       Daily Rate
         -------------                   -----------       ----------
SF 135R; SF 234; SF 89; SF 224FL;
     SF 236FL; SF 1700 Contracts             .89%          .0000244
SF 228DC Contracts                          1.25%          .0000342
SF 135R2S Contracts                         1.15%          .0000315
SF 230; SF 224R1; SF 226R1 Contracts        1.35%          .0000370
SF 135R2 Contracts                          1.40%          .0000384

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge (contract charge) is deducted from each contract and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge (CDSC) may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:

                                Maximum Contract
       Contract Type             Charge Per Year                            CDSC
       -------------             ---------------                            ----
      SF 236FL                            $12.00              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 224FL                            $40.00              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 1700                             $42.50              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 224R1, SF 230                         *              Based on elapsed time since premium received.
                                                              Disappears on or before 5th anniversary.

      Group Form
        226R1                             $41.50              Seven percent of premium received.
                                                              Disappears on or before 6th anniversary.

      All other group                     $19.50              Five percent of premium received.
                                                              Disappears on or before 6th anniversary.

      SF 135R2V                               **              None

      SF 135R2S, SF 135R2C                    **              Based on elapsed time since premium received.
                                                              Disappears after 7th year.

      *  $55 (Currently being waived).
      ** .15% annually of average account value (currently being waived).

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $1,061,306 for the year ended December 31, 1997, and $513,405 for the year ended December 31, 1996.

INCOME RECOGNITION AND REINVESTMENT -- Income is recognized as declared payable by the investment companies. All distributions received are reinvested in the investment companies.


NOTE 3 -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities, and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts, therefore the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

                                    Additions to Capital        Deductions From Capital
                                      $           Units            $             Units
                                 ----------     ----------     ----------     ----------
Year ended December 31, 1997:

SF 226R1; SF 228DC Contracts

Series B Accumulation Units       1,454,857        161,968      2,222,593        255,587
Series G Accumulation Units      31,042,330      2,023,469     18,299,082      1,273,695
Series FA Accumulation Units     16,861,300      2,260,447     20,550,274      2,914,536
Series FG Accumulation Units     24,047,220      2,718,139     23,181,360      2,836,909
Series FI Accumulation Units     25,839,798      2,590,459     11,992,236      1,323,107
Series FO Accumulation Units        676,805         96,009      3,024,539        431,009
Series FM Accumulation Units     34,039,726      6,010,978     41,104,341      7,257,641
Series SU Accumulation Units      4,217,960        757,368      6,638,272      1,191,234
Series AS Accumulation Units     15,197,790      2,242,386     11,790,183      1,911,329
Series SI Accumulation Units      3,350,813        472,812        880,405        127,900
Series FC Accumulation Units     29,023,362      3,457,635     11,801,326      1,548,439

SF 135R2 Contracts

Series B Accumulation Units       3,489,097        391,482        208,955         23,190
Series G Accumulation Units      27,974,005      1,827,071      1,007,953         61,587
Series FA Accumulation Units     22,037,238      3,083,772      1,118,816        145,718
Series FG Accumulation Units     29,266,279      3,456,848      2,096,800        221,099
Series FI Accumulation Units     21,704,130      2,243,395        880,069         84,619
Series FO Accumulation Units      5,206,390        713,113        321,230         41,040
Series FM Accumulation Units     91,417,945     15,908,209     80,431,227     13,960,948
Series SU Accumulation Units     16,459,936      2,907,217      1,379,636        241,387
Series AS Accumulation Units     14,561,015      2,303,839      1,072,603        152,394
Series SI Accumulation Units      1,406,153        199,513         59,297          8,138
Series FC Accumulation Units     16,309,026      2,064,971        617,179         70,030
Series FE Accumulation Units      9,709,051      1,220,079        535,673         66,368
Series SV Accumulation Units     14,910,993      2,340,582      1,268,768        189,923

SF 135R; SF 234; SF 224FL;
SF 236FL; SF 1700 Contracts

Series B Accumulation Units       1,251,814         66,317      1,258,763         66,260
Series G Accumulation Units      22,168,547        464,927     10,162,988        208,324
Series T Accumulation Units      13,912,418        337,577      8,035,151        194,789
Series P Accumulation Units       1,356,696         98,277      2,819,922        202,716
Series I Accumulation Units       5,494,020        613,377      3,184,987        356,665
Series FA Accumulation Units      5,261,860        725,367      2,416,199        336,103
Series FG Accumulation Units     10,795,331      1,233,017      5,486,217        645,857
Series FI Accumulation Units      9,999,482      1,019,149      1,804,657        183,675

SECURITY FIRST LIFE SEPARATE ACCOUNT A


Series FM Accumulation Units       3,155,789        540,467      1,884,995        325,446

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                    Additions to Capital         Deductions From Capital
                                       $             Units           $             Units
                                   ----------     ----------     ----------     ----------
SF 135R2S

Series SU Accumulation Units       2,886,460        512,287      1,432,766        253,595
Series SV Accumulation Units       4,591,111        589,309      3,248,977        402,282
Series FM Accumulation Units       7,288,893      1,266,880      7,902,058      1,372,807
Series FG Accumulation Units       3,427,275        399,201      1,490,263        165,593
Series FO Accumulation Units       1,726,903        274,657        676,538        105,526

SF 224R1; SF 230

Series B Accumulation Units          509,920         59,735        734,667         85,140
Series G Accumulation Units        8,895,697        547,437      4,050,072        249,469
Series FA Accumulation Units       6,970,487        948,458      3,697,574        504,142
Series FG Accumulation Units       7,792,635        871,059      3,385,626        379,160
Series FI Accumulation Units       5,441,074        544,189        709,370         68,289
Series FM Accumulation Units         455,713         79,801        571,817         71,385
Series SU Accumulation Units          27,773          4,830             --             --
Series AS Accumulation Units         453,797         64,797          2,860            423
Series SI Accumulation Units         369,791         51,424         43,556          5,917
Series FC Accumulation Units       1,768,831        226,463         30,420          3,385

Year ended December 31, 1996:

SF 135R; SF 226R1;
SF 228DC Contracts

Series B Accumulation Units        1,457,968        173,008        288,184         34,370
Series G Accumulation Units       14,597,742      1,163,010      1,544,237        124,761
Series FA Accumulation Units      15,083,889      2,386,263      4,817,387        761,858
Series FG Accumulation Units      25,437,990      3,316,801      3,090,860        403,159
Series FI Accumulation Units      14,245,149      1,834,275      1,074,884        134,904
Series FO Accumulation Units       1,140,778        176,902        169,596         26,298
Series FM Accumulation Units      26,932,483      4,853,215     20,523,960      3,697,741
Series SU Accumulation Units       2,374,207        434,190        109,775         20,040
Series AS Accumulation Units      16,999,648      2,501,793      1,452,643        213,708
Series SI Accumulation Units       1,670,305        266,302        146,791         23,697
Series FC Accumulation Units      21,801,795      3,201,615      1,021,565        149,159
Series FE Accumulation Units       4,806,768        746,267      2,380,030         36,019
Series SV Accumulation Units       1,544,460        285,804         20,817          3,618

SF 234; SF 224FL; SF 236FL;
SF 1700 Contracts

Series B Accumulation Units          931,484         51,367      1,065,392         59,149
Series G Accumulation Units       13,106,032        341,108      7,100,392        185,366
Series T Accumulation Units       11,430,218        348,446      6,471,918        196,812
Series P Accumulation Units          653,049         49,155        857,541         64,727
Series I Accumulation Units        5,543,290        691,905      1,933,723        240,937
Series FA Accumulation Units       4,879,721        801,224      2,064,517        336,514
Series FG Accumulation Units      11,230,260      1,527,712      2,716,606        362,785
Series FI Accumulation Units       4,604,737        613,367        791,378        103,660

SECURITY FIRST LIFE SEPARATE ACCOUNT A


   Series FM Accumulation Units      1,759,008        317,763      1,732,158        312,636

                                      Additions to Capital         Deductions From Capital
                                       $             Units           $             Units
                                    ----------     ----------     ----------     ----------
   SF 135R2S

   Series SU Accumulation Units      7,593,093      1,416,303        750,140        139,104
   Series SV Accumulation Units     11,598,037      1,831,596      1,347,606        210,583
   Series FM Accumulation Units     10,241,054      1,826,561      9,046,976      1,610,850
   Series FG Accumulation Units      8,059,593      1,075,155        808,401        107,079
   Series FO Accumulation Units      4,116,962        747,815        309,420         56,136

   SF 224R1: SF 230

   Series B Accumulation Units       1,957,058        257,080         56,691         28,429
   Series G Accumulation Units      30,537,423      2,308,139        518,267        127,912
   Series FA Accumulation Units     27,219,472      4,255,909        492,589        165,276
   Series FG Accumulation Units     22,127,890      2,858,154        486,165        114,979
   Series FI Accumulation Units      4,650,004        583,863        163,570         35,543
   Series FM Accumulation Units        862,152        131,031         21,669          9,661


NOTE 5 -- UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 1997:

                                  Units
      Description             Outstanding      Unit Value
      -----------             -----------      ----------
SF 226R1; SF 228DC Contracts

Series B Accumulation Units        215,747     $    9.35
Series G Accumulation Units      2,893,417         17.29
Series FA Accumulation Units     6,838,501          8.12
Series FG Accumulation Units     6,614,665          9.85
Series FI Accumulation Units     3,577,094         11.19
Series FO Accumulation Units        35,006          7.56
Series FM Accumulation Units       652,200          5.85
Series AS Accumulation Units     3,353,442          7.40
Series SI Accumulation Units       653,022          7.13
Series FC Accumulation Units     5,895,334          9.24

SECURITY FIRST LIFE SEPARATE ACCOUNT A


                                  Units
      Description             Outstanding      Unit Value
      -----------             -----------      ----------
SF 135R2 Contracts

Series B Accumulation Units        368,292     $    9.35
Series G Accumulation Units      1,765,484         17.28
Series FA Accumulation Units     2,938,054          8.12
Series FG Accumulation Units     3,235,749          9.84
Series FI Accumulation Units     2,158,776         11.19
Series FO Accumulation Units       672,073          7.56
Series FM Accumulation Units     1,947,261          5.84
Series SU Accumulation Units     2,665,830          5.87
Series AS Accumulation Units     2,151,445          7.40
Series SI Accumulation Units       191,375          7.12
Series FC Accumulation Units     1,994,941          9.24
Series FE Accumulation Units     1,995,080          8.76
Series SV Accumulation Units     2,432,845          7.14

SF 135R; SF 234; SF 224FL;
SF 236FL; SF 1700 Contracts

Series B Accumulation Units        269,783         20.11
Series G Accumulation Units      2,052,536         53.68
Series T Accumulation Units      1,724,685         46.06
Series P Accumulation Units         82,240         14.05
Series I Accumulation Units      1,825,908          8.72
Series FA Accumulation Units     2,329,571          7.87
Series FG Accumulation Units     3,138,529          9.51
Series FI Accumulation Units     1,670,379         10.95
Series FM Accumulation Units       886,537          5.92

SF 135R2S Contracts

Series SU Accumulation Units     3,228,563          5.85
Series SV Accumulation Units     3,994,635          8.97
Series FM Accumulation Units       250,149          5.91
Series FG Accumulation Units     2,286,120          9.69
Series FO Accumulation Units     1,528,760          6.47

SF 224R1; SF 230

Series B Accumulation Units        203,246          8.99
Series G Accumulation Units      2,478,195         18.20
Series FA Accumulation Units     4,534,949          8.03
Series FG Accumulation Units     3,235,074          9.81
Series FI Accumulation Units     1,024,220         11.23
Series FM Accumulation Units       129,786          5.86
Series SU Accumulation Units         4,830          5.87
Series AS Accumulation Units        64,374          7.40
Series SI Accumulation Units        45,507          7.13
Series FC Accumulation Units       223,078          9.24

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 6 -- IMPACT OF YEAR 2000 (unaudited)

Security First Group will utilize external resources to renovate or replace the software for Year 2000 modifications and internal resources to test this software. Security First Group anticipates completing the Line of Business applications by December 31, 1998, which is prior to any anticipated impact on operations. The client/server operating systems and applications, covering most internal financial and administrative functions, will be completed by June 30, 1999. The total cost of the Year 2000 project is estimated at $1.5 million and is being funded through operating cash flows of Security First Group (Security First Life Separate Account A will incur no costs as a result of this project).

The cost of the project and the date on which Security First Group believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated.

                           PART C - OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

               (1) Security First Life Insurance Company

               (2) Security First Life Separate Account A

                      Part A - Condensed Financial Information
                      Part B - Statement of Assets and Liabilities, Statement of
                               Operations, Statement of Changes in Net Assets, Statement of Investments

                      Part B - Depositor's financial statements with notes

        (b)  Exhibits

            (10)  Consent of Independent Auditors - herewith
            (13)  Organizational Chart - herewith

All previously filed Exhibits to Security First Life Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

Item 25.    Directors and Officers of the Depositor

The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

Name                                         Position and Offices with Depositor
----                                         -----------------------------------
David A. Levene                              Chairman of the Board and Director
John K. Bruins                               Director
Steven T. Cates                              Director
Terence Lennon                               Director
Gail A. Praslick                             Director
Joseph A. Reali                              Director
Anthony J. Williamson                        Director
Richard C. Pearson                           Director, President and General Counsel
Howard H. Kayton                             Executive Vice President and Chief
                                             Actuary
Brian J. Finneran                            Senior Vice President
Jane F. Eagle                                Senior Vice President
Peter R. Jones                               Senior Vice President
Cheryl M. MacGregor                          Senior Vice President
Alex H. Masson                               Senior Vice President
Anthony J. Williamson                        Senior Vice President, Chief Investment
                                             Officer
George R. Bateman                            Vice President
James C. Turner                              Vice President
Leo Brown                                    Assistant Vice President
Steven J. Brash                              Assistant Vice President
Ronald Mare                                  Assistant Vice President

Cheryl J. Finney                             Associate General Counsel and Assistant
                                             Secretary
Patrizia DiMolfetta                          Controller
James Bossert                                Assistant Controller
George J. Olah                               Treasurer
Louis Ragusa                                 Secretary
Richard G. Mandel                            Assistant Secretary


Item 26. Persons Controlled by or under Common Control with Depositor of Registrant

The Registrant is a Separate Account of Security First Life Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contractowners

As of March 31, 1998 there were 12,495 owners of the Contracts which are the subject of this post-effective amendment.

Item 28.    Indemnification

None

Item 29.    Principal Underwriters

Security First Financial, Inc. is the principal underwriter for Security First Life Separate Account A.

The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

Name                                         Position with Underwriter
----                                         -------------------------
Richard C. Pearson                           Director, President, General Counsel and
                                             Secretary
Jane Frances Eagle                           Director, Senior Vice President and
                                             Treasurer
Peter R. Jones                               Senior Vice President
Howard H. Kayton                             Senior Vice President and Chief Actuary
James Cyrus Turner                           Vice President and Assistant Secretary
Alan G. Arthurs                              Assistant Vice President
*Barbara J. Ellner                           Supervisor of Compliance

* not an officer

                   Net
Name of            Underwriting      Compensation on
Principal          Discount and      Redemption or     Brokerage
Underwriter        Commissions*      Annuitization     Commission        Compensation
-----------        ------------      -------------     ----------        ------------
Security First     None              None              None              None
Financial, Inc.

*Fee paid by Security First Life Insurance Company for serving as underwriter.


Item 30.    Location of Accounts and Records

Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder and as custodian for the Registrant.

Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the record keeping and administrative services in connection with the Registrant.

Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertaking:

Security First Life represents that the charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 29th day of April 1998.

                                        SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                                        (Registrant)

                                        By SECURITY FIRST LIFE INSURANCE COMPANY
                                                        (Sponsor)


                                        By  /s/ Richard C. Pearson
                                            -----------------------------
                                            Richard C. Pearson, President

As required by the Securities Act of 1933, this Post-Effective amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                  Title                      Date
---------                                  -----                      ----


/s/ Richard C. Pearson            President, Chief Executive      April 29, 1998
--------------------------        Officer and Director
Richard C. Pearson

/s/ Jane F. Eagle                 Senior Vice President,
--------------------------        and Chief Financial Officer     April 29, 1998
Jane F. Eagle


/s/ David A. Levene*              Chairman, Director              April 29, 1998
--------------------------
David A. Levene


/s/ John K. Bruins*               Director                        April 29, 1998
--------------------------
John K. Bruins


/s/ Steven T. Cates*              Director                        April 29, 1998
--------------------------
Steven T. Cates


/s/ Terence Lennon*               Director                        April 29, 1998
--------------------------
Terence Lennon


/s/ Gail A. Praslick*             Director                        April 29, 1998
--------------------------
Gail A. Praslick


/s/ Joseph A. Reali*              Director                        April 29, 1998
--------------------------
Joseph A. Reali


/s/ Anthony J. Williamson*        Director                        April 29, 1998
--------------------------
Anthony J. Williamson




/s/ Richard C. Pearson
--------------------------
*(Richard C. Pearson as                                           April 29, 1998
Attorney-in-Fact for each
of the persons indicated)

                               POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of SECURITY FIRST LIFE INSURANCE COMPANY, a Delaware corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, a registration statement and amendments thereto for the registration under said Acts of the sale of certain Group Flexible premium Variable Annuity Contracts designated SF236-FL in connection with Security First Life Separate Account A (Registration No. IC 811-3365), hereby constitute and appoint Richard C. Pearson, Howard H. Kayton and Jane F. Eagle, his attorney, with full power of substitution and resubstitution, for and in his name, office and stead, in any and all capacities, to approve and sign such Registration Statement and any and all amendments thereto, with power where appropriate to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/s/ David A. Levene                          3/15/98
---------------------------------------      ------------------
David A. Levene, Director                    Date


/s/ John K. Bruins                           3/20/98
---------------------------------------      ------------------
John K. Bruins, Director                     Date


/s/ Steven T. Cates                          4/13/98
---------------------------------------      ------------------
Steven T. Cates, Director                    Date


/s/ Terence Lennon                           3/19/98
---------------------------------------      ------------------
Terence Lennon, Director                     Date


/s/ Gail A. Praslick                         3/17/98
---------------------------------------      ------------------
Gail A. Praslick, Director                   Date


/s/ Joseph A. Reali                          3/26/98
---------------------------------------      ------------------
Joseph A. Reali, Director                    Date


/s/ Anthony J. Williamson                    3/26/98
---------------------------------------      ------------------
Anthony J. Williamson, Director              Date


/s/ Richard C. Pearson                       3/26/98
---------------------------------------      ------------------
Richard C. Pearson, Director and             Date
Attorney-in-fact


/s/ Howard Kayton                            3/26/98
---------------------------------------      ------------------
Howard Kayton, Attorney-in-fact              Date


/s/ Jane F. Eagle                            3/26/98
---------------------------------------      ------------------
Jane F. Eagle, Attorney-in-fact              Date